Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Line Items]
Entity Registrant Name	MGE Energy Inc
Entity Central Index Key	0001161728
Document Type	10-Q
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding	23,113,638
MGE [Member]
Document And Entity Information [Line Items]
Entity Registrant Name	Madison Gas and Electric Company
Entity Central Index Key	0000061339
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock Shares Outstanding	17,347,894

MGE Energy Inc Consolidated Statements of Income (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Operating Revenues:
Regulated electric revenues	$ 96,846	$ 96,339	$ 190,340	$ 186,275
Regulated gas revenues	30,042	18,629	102,509	75,648
Nonregulated revenues	1,400	2,253	2,676	4,557
Total Operating Revenues	128,288	117,221	295,525	266,480
Operating Expenses:
Fuel for electric generation	9,810	11,481	20,570	20,332
Purchased power	21,051	17,314	39,256	36,860
Cost of gas sold	16,748	7,801	61,440	42,646
Other operations and maintenance	41,887	41,278	83,536	84,227
Depreciation and amortization	9,530	9,712	19,154	19,336
Other general taxes	4,765	4,554	9,444	9,554
Total Operating Expenses	103,791	92,140	233,400	212,955
Operating Income	24,497	25,081	62,125	53,525
Other income, net	2,711	2,549	6,020	5,119
Interest expense, net	(4,657)	(4,764)	(9,332)	(9,868)
Income before income taxes	22,551	22,866	58,813	48,776
Income tax provision	(8,660)	(8,596)	(22,338)	(18,458)
Net Income (Loss)	$ 13,891	$ 14,270	$ 36,475	$ 30,318
Earnings Per Share of Common Stock (basic and diluted)	$ 0.6	$ 0.62	$ 1.58	$ 1.31
Dividends per share of common stock	$ 0.395	$ 0.383	$ 0.79	$ 0.766
Average Shares Outstanding (basic and diluted)	23,114	23,114	23,114	23,114

Madison Gas and Electric Company Consolidated Statements of Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Operating Revenues:
Regulated electric revenues	$ 96,846	$ 96,339	$ 190,340	$ 186,275
Regulated gas revenues	30,042	18,629	102,509	75,648
Nonregulated revenues	1,400	2,253	2,676	4,557
Total Operating Revenues	128,288	117,221	295,525	266,480
Operating Expenses:
Fuel for electric generation	9,810	11,481	20,570	20,332
Purchased power	21,051	17,314	39,256	36,860
Cost of gas sold	16,748	7,801	61,440	42,646
Other operations and maintenance	41,887	41,278	83,536	84,227
Depreciation and amortization	9,530	9,712	19,154	19,336
Other general taxes	4,765	4,554	9,444	9,554
Income tax provision	8,660	8,596	22,338	18,458
Total Operating Expenses	103,791	92,140	233,400	212,955
Operating Income	24,497	25,081	62,125	53,525
Other Income and Deductions:
Equity in earnings in ATC			4,705	4,484
Total Other Income and Deductions	2,711	2,549	6,020	5,119
Interest Expense:
Net Interest Expense	4,657	4,764	9,332	9,868
Net Income (Loss)	13,891	14,270	36,475	30,318
MGE [Member]
Operating Revenues:
Regulated electric revenues	96,846	96,339	190,340	186,275
Regulated gas revenues	30,042	18,629	102,509	75,648
Nonregulated revenues	1,400	2,253	2,676	4,557
Total Operating Revenues	128,288	117,221	295,525	266,480
Operating Expenses:
Fuel for electric generation	9,810	11,481	20,570	20,332
Purchased power	21,051	17,314	39,256	36,860
Cost of gas sold	16,748	7,801	61,440	42,646
Other operations and maintenance	41,639	41,026	83,143	83,554
Depreciation and amortization	9,530	9,712	19,154	19,336
Other general taxes	4,765	4,554	9,444	9,554
Income tax provision	7,569	7,635	20,439	16,604
Total Operating Expenses	111,112	99,523	253,446	228,886
Operating Income	17,176	17,698	42,079	37,594
Other Income and Deductions:
AFUDC - equity funds	730	310	1,326	464
Equity in earnings in ATC	2,309	2,242	4,705	4,484
Income tax provision	(1,141)	(975)	(1,922)	(1,968)
Other income, net	(430)	(186)	(289)	(130)
Total Other Income and Deductions	1,468	1,391	3,820	2,850
Income before interest expense	18,644	19,089	45,899	40,444
Interest Expense:
Interest on long-term debt	4,919	5,073	9,847	10,270
Other interest, net	1	(148)	(36)	(141)
AFUDC - borrowed funds	(241)	(126)	(437)	(189)
Net Interest Expense	4,679	4,799	9,374	9,940
Net Income Including Noncontrolling Interest	13,965	14,290	36,525	30,504
Less Net Income Attributable to Noncontrolling Interest, net of tax	(6,860)	(6,080)	(13,686)	(12,152)
Net Income (Loss)	$ 7,105	$ 8,210	$ 22,839	$ 18,352

MGE Energy Inc Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Comprehensive Income [Abstract]
Net Income	$ 13,891		$ 14,270		$ 36,475		$ 30,318
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on available-for-sale securities, net of tax	75	[1]	36	[2]	140	[3]	43	[4]
Comprehensive Income	$ 13,966		$ 14,306		$ 36,615		$ 30,361

[1]	Net of $50 tax
[2]	Net of $24 tax
[3]	Net of $93 tax
[4]	Net of $29 tax

Madison Gas and Electric Company Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on available-for-sale securities, net of tax	$ 75	[1]	$ 36	[2]	$ 140	[3]	$ 43	[4]
Comprehensive Income	13,966		14,306		36,615		30,361
MGE [Member]
Net Income	13,965		14,290		36,525		30,504
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on available-for-sale securities, net of tax	1	[5]	(7)	[6]	28	[7]	(23)	[8]
Total comprehensive income including noncontrolling interest	13,966		14,283		36,553		30,481
Less: Comprehensive income attributable to Noncontrolling Interest, net of tax	(6,860)		(6,080)		(13,686)		(12,152)
Comprehensive Income	$ 7,106		$ 8,203		$ 22,867		$ 18,329

[1]	Net of $50 tax
[2]	Net of $24 tax
[3]	Net of $93 tax
[4]	Net of $29 tax
[5]	Net of $1 tax
[6]	Net of $5 tax
[7]	Net of $19 tax
[8]	Net of $15 tax

Consolidated Statements of Comprehensive Income (Unaudited) (Parantheticals) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Comprehensive Income [Abstract]
Unrealized gain (loss) on available-for-sale securities, taxes	$ 50	$ 24	$ 93	$ 29
MGE [Member]
Comprehensive Income [Abstract]
Unrealized gain (loss) on available-for-sale securities, taxes	$ 1	$ (5)	$ 19	$ (15)

MGE Energy Inc Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating Activities:
Net Income	$ 36,475	$ 30,318
Items not affecting cash:
Depreciation and amortization	19,154	19,336
Deferred income taxes	20,484	14,657
Provision for doubtful receivables	1,084	1,207
Employee benefit plan expenses	6,558	9,222
Equity earnings in ATC	(4,705)	(4,484)
Other items	547	1,102
Changes in working capital items:
(Increase) decrease in current assets	17,350	15,323
Decrease in current liabilities	(5,517)	(10,948)
Dividends from ATC	3,638	3,494
Cash contributions to pension and other postretirement plans	(31,507)	(21,593)
Other noncurrent items, net	2,567	3,152
Cash Provided by Operating Activities	66,128	60,786
Investing Activities:
Capital expenditures	(63,137)	(39,553)
Capital contributions to investments	(950)	(938)
Other	(458)	(340)
Cash Used for Investing Activities	(64,545)	(40,831)
Financing Activities:
Cash dividends paid on common stock	(18,264)	(17,687)
Repayment of long-term debt	(1,333)	(29,334)
Issuance of long-term debt	0	28,000
Increase (Decrease) in short-term debt	14,000	0
Other	(10)	(815)
Cash Provided by (Used for) Financing Activities	(5,607)	(19,836)
Change in Cash and Cash Equivalents:	(4,024)	119
Cash and cash equivalents at beginning of period	46,357	41,169
Cash and cash equivalents at end of period	42,333	41,288
Significant noncash investing activities [Abstract]
Accrued capital expenditures	$ 13,249	$ 4,779

Madison Gas and Electric Company Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Items not affecting cash:
Depreciation and amortization	$ 19,154	$ 19,336
Deferred income taxes	20,484	14,657
Provision for doubtful receivables	1,084	1,207
Employee benefit plan expenses	6,558	9,222
Equity earnings in ATC	(4,705)	(4,484)
Other items	547	1,102
Changes in working capital items:
(Increase) decrease in current assets	17,350	15,323
Decrease in current liabilities	(5,517)	(10,948)
Dividends from ATC	3,638	3,494
Cash contributions to pension and other postretirement plans	(31,507)	(21,593)
Other noncurrent items, net	2,567	3,152
Cash Provided by Operating Activities	66,128	60,786
Investing Activities:
Capital expenditures	(63,137)	(39,553)
Capital contributions to investments	(950)	(938)
Other	(458)	(340)
Cash Used for Investing Activities	(64,545)	(40,831)
Financing Activities:
Cash dividends paid on common stock	(18,264)	(17,687)
Repayment of long-term debt	(1,333)	(29,334)
Issuance of long-term debt	0	28,000
Increase (Decrease) in short-term debt	14,000	0
Other	(10)	(815)
Cash Provided by (Used for) Financing Activities	(5,607)	(19,836)
Change in Cash and Cash Equivalents:	(4,024)	119
Cash and cash equivalents at beginning of period	46,357	41,169
Cash and cash equivalents at end of period	42,333	41,288
Significant noncash investing activities [Abstract]
Accrued capital expenditures	13,249	4,779
MGE [Member]
Operating Activities:
Net Income	36,525	30,504
Items not affecting cash:
Depreciation and amortization	19,154	19,336
Deferred income taxes	19,804	14,444
Provision for doubtful receivables	1,084	1,207
Employee benefit plan expenses	6,558	9,222
Equity earnings in ATC	(4,705)	(4,484)
Other items	817	1,367
Changes in working capital items:
(Increase) decrease in current assets	17,013	13,822
Decrease in current liabilities	(5,295)	(11,589)
Dividends from ATC	3,638	3,494
Cash contributions to pension and other postretirement plans	(31,507)	(21,593)
Other noncurrent items, net	2,516	2,961
Cash Provided by Operating Activities	65,602	58,691
Investing Activities:
Capital expenditures	(63,137)	(39,553)
Capital contributions to investments	(710)	(888)
Other	(422)	(286)
Cash Used for Investing Activities	(64,269)	(40,727)
Financing Activities:
Cash dividends paid to parent by MGE	0	(13,456)
Distributions to parent from noncontrolling interest	(15,750)	(8,500)
Equity contribution received by noncontrolling interest	710	888
Repayment of long-term debt	(1,333)	(29,334)
Issuance of long-term debt	0	28,000
Increase (Decrease) in short-term debt	14,000	0
Other	0	(795)
Cash Provided by (Used for) Financing Activities	(2,373)	(23,197)
Change in Cash and Cash Equivalents:	(1,040)	(5,233)
Cash and cash equivalents at beginning of period	6,350	13,898
Cash and cash equivalents at end of period	5,310	8,665
Significant noncash investing activities [Abstract]
Accrued capital expenditures	$ 13,249	$ 4,779

Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 42,333		$ 46,357
Receivable - margin account	1,164		1,818
Accounts receivable, less reserves	35,994	[1]	41,386	[2]
Other accounts receivables, less reserves	7,619	[3]	6,746	[4]
Unbilled revenues	21,741		28,262
Materials and supplies, at average cost	17,169		16,997
Fossil fuel	8,311		6,367
Stored natural gas, at average cost	9,701		14,980
Prepaid taxes	17,518		19,520
Regulatory assets - current	8,751		10,327
Deferred income taxes	8,058		23,483
Other current assets	7,886		6,694
Total Current Assets	186,245		222,937
Regulatory assets	206,395		218,853
Other deferred assets and other	8,288		7,075
Property, Plant, and Equipment:
Property, plant, and equipment, net	990,554		975,053
Construction work in progress	132,750		98,411
Total Property, Plant, and Equipment	1,123,304		1,073,464
Investments	66,077		64,595
Total Assets	1,590,309		1,586,924
Current Liabilities:
Long-term debt due within one year	3,721		3,013
Short-term debt	14,000		0
Accounts payable	38,551		43,518
Accrued interest and taxes	4,199		4,296
Accrued payroll related items	8,274		10,063
Derivative liabilities	9,200		9,270
Other current liabilities	12,586		5,637
Total Current Liabilities	90,531		75,797
Other Credits:
Deferred income taxes	275,626		270,410
Investment tax credit - deferred	1,413		1,520
Regulatory liabilities	22,423		24,538
Accrued pension and other postretirement benefits	134,507		162,835
Derivative liabilities	58,530		63,320
Other deferred liabilities and other	53,037		50,584
Total Other Credits	545,536		573,207
Capitalization:
Common shareholders equity	597,780		579,429
Long-term debt	356,462		358,491
Total Capitalization	954,242		937,920
Commitments and contingencies (see Footnote 8)	0		0
Total Liabilities and Capitalization	1,590,309		1,586,924
MGE [Member]
Current Assets:
Cash and cash equivalents	5,310		6,350
Receivable - margin account	1,164		1,818
Accounts receivable, less reserves	35,994	[1]	41,386	[2]
Affiliate receivables	623		634
Other accounts receivables, less reserves	7,579	[3]	6,732	[4]
Unbilled revenues	21,741		28,262
Materials and supplies, at average cost	17,169		16,997
Fossil fuel	8,311		6,367
Stored natural gas, at average cost	9,701		14,980
Prepaid taxes	21,879		23,561
Regulatory assets - current	8,751		10,327
Deferred income taxes	7,652		23,305
Other current assets	7,879		6,670
Total Current Assets	153,753		187,389
Affiliate receivable long-term	6,089		6,354
Regulatory assets	206,395		218,853
Other deferred assets and other	6,660		6,540
Property, Plant, and Equipment:
Property, plant, and equipment, net	990,423		974,549
Construction work in progress	132,750		98,411
Total Property, Plant, and Equipment	1,123,173		1,072,960
Investments	63,371		61,555
Total Assets	1,559,441		1,553,651
Current Liabilities:
Long-term debt due within one year	3,721		3,013
Short-term debt	14,000		0
Accounts payable	38,549		43,517
Affiliate payables	20		767
Accrued interest and taxes	3,896		4,248
Accrued payroll related items	8,274		10,063
Derivative liabilities	9,200		9,270
Other current liabilities	12,392		4,491
Total Current Liabilities	90,052		75,369
Other Credits:
Deferred income taxes	270,738		266,231
Investment tax credit - deferred	1,413		1,520
Regulatory liabilities	22,423		24,538
Accrued pension and other postretirement benefits	134,507		162,835
Derivative liabilities	58,530		63,320
Other deferred liabilities and other	53,037		50,581
Total Other Credits	540,648		569,025
Capitalization:
Common shareholders equity	456,163		433,296
Noncontrolling interest	116,116		117,470
Total Equity	572,279		550,766
Long-term debt	356,462		358,491
Total Capitalization	928,741		909,257
Commitments and contingencies (see Footnote 8)	0		0
Total Liabilities and Capitalization	$ 1,559,441		$ 1,553,651

[1]	less reserves of $4,015
[2]	less reserves of $3,885
[3]	less reserves of $846
[4]	less reserves of $931

Consolidated Balance Sheets (Unaudited) (Parentheticals) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Receivables, Net
Reserve for uncollectible accounts receivable	$ 4,015	$ 3,885
Reserve for uncollectible other accounts receivable	846	931
MGE [Member]
Receivables, Net
Reserve for uncollectible accounts receivable	4,015	3,885
Reserve for uncollectible other accounts receivable	$ 846	$ 931

MGE Energy Inc Consolidated Statements of Common Equity (Unaudited) (USD $) In Thousands, except Share data		Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss)/ Income [Member]
Beginning balance, value at Dec. 31, 2011		$ 550,952	$ 23,114	$ 316,268	$ 211,458	$ 112
Beginning balance, shares at Dec. 31, 2011			23,114,000
Net Income		30,318			30,318
Other comprehensive income (loss)		43				43
Common stock dividends declared	[1]	(17,687)			(17,687)
Common stock issued during period		0
Ending balance, value at Jun. 30, 2012		563,626	23,114	316,268	224,089	155
Ending balance, shares at Jun. 30, 2012			23,114,000
Beginning balance, value at Dec. 31, 2012		579,429	23,114	316,268	239,953	94
Beginning balance, shares at Dec. 31, 2012			23,114,000
Net Income		36,475			36,475
Other comprehensive income (loss)		140				140
Common stock dividends declared	[2]	(18,264)			(18,264)
Common stock issued during period		0
Ending balance, value at Jun. 30, 2013		$ 597,780	$ 23,114	$ 316,268	$ 258,164	$ 234
Ending balance, shares at Jun. 30, 2013			23,114,000

[1]	$0.766 per share
[2]	$0.790 per share

Madison Gas and Electric Company Consolidated Statements of Common Equity (Unaudited) (USD $) In Thousands	Total USD ($)	MGE [Member] USD ($)	Common Stock [Member]	Common Stock [Member] MGE [Member] USD ($)	Additional Paid-In Capital [Member] MGE [Member] USD ($)	Retained Earnings [Member] MGE [Member] USD ($)	Accumulated Other Comprehensive (Loss)/ Income [Member] USD ($)	Accumulated Other Comprehensive (Loss)/ Income [Member] MGE [Member] USD ($)	Noncontrolling Interest [Member] MGE [Member] USD ($)
Beginning balance, value at Dec. 31, 2011		$ 527,277		$ 17,348	$ 192,417	$ 203,114		$ 47	$ 114,351
Beginning balance, shares at Dec. 31, 2011			23,114	17,348
Net Income		30,504				18,352			12,152
Other comprehensive income (loss)	43	(23)					43	(23)
Cash dividends paid to parent by MGE		(13,456)				(13,456)
Equity contribution received by noncontrolling interest		888							888
Distributions to parent from noncontrolling interest		(8,500)							(8,500)
Ending balance, value at Jun. 30, 2012		536,690		17,348	192,417	208,010		24	118,891
Ending balance, shares at Jun. 30, 2012			23,114	17,348
Beginning balance, value at Mar. 31, 2012
Net Income		14,290
Ending balance, value at Jun. 30, 2012		536,690		17,348	192,417
Ending balance, shares at Jun. 30, 2012			23,114	17,348
Beginning balance, value at Dec. 31, 2012		550,766		17,348	192,417	223,527		4	117,470
Beginning balance, shares at Dec. 31, 2012			23,114	17,348
Net Income		36,525				22,839			13,686
Other comprehensive income (loss)	140	28					140	28
Cash dividends paid to parent by MGE		0
Equity contribution received by noncontrolling interest		710							710
Distributions to parent from noncontrolling interest		(15,750)							(15,750)
Ending balance, value at Jun. 30, 2013		572,279		17,348	192,417	246,366		32	116,116
Ending balance, shares at Jun. 30, 2013			23,114	17,348
Beginning balance, value at Mar. 31, 2013
Net Income		13,965
Ending balance, value at Jun. 30, 2013		$ 572,279		$ 17,348	$ 192,417
Ending balance, shares at Jun. 30, 2013			23,114	17,348

Consolidated Statements of Common Equity (Unaudited) (Parentheticals) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Consolidated Statements of Common Equity
Dividends per share of common stock	$ 0.395	$ 0.383	$ 0.79	$ 0.766

Basis of Presentation	6 Months Ended
Jun. 30, 2013
Basis of Presentation Disclosure [Abstract]
Basis of Presentation

1.       Basis of Presentation - MGE Energy and MGE.

       This report is a combined report of MGE Energy and MGE. References in this report to "MGE Energy" are to MGE Energy, Inc., and its subsidiaries. References in this report to "MGE" are to Madison Gas and Electric Company.

       MGE Power Elm Road and MGE Power West Campus own electric generating assets and lease those assets to MGE. Both entities are variable interest entities under applicable authoritative guidance. MGE is considered the primary beneficiary of these entities as a result of contractual agreements. As a result, MGE has consolidated MGE Power Elm Road and MGE Power West Campus. See Footnote 2 of Notes to Consolidated Financial Statements under Item 8, Financial Statements and Supplementary Data, of MGE Energy's and MGE's 2012 Annual Report on Form 10-K.

       The accompanying consolidated financial statements as of June 30, 2013, and for the three and six months ended, are unaudited, but include all adjustments that MGE Energy and MGE management consider necessary for a fair statement of their respective financial statements. All adjustments are of a normal, recurring nature except as otherwise disclosed. The year-end consolidated balance sheet information was derived from the audited balance sheet appearing in MGE Energy's and MGE's 2012 Annual Report on Form 10-K, but does not include all disclosures required by accounting principles generally accepted in the United States of America. These notes should be read in conjunction with the financial statements and the notes on pages 51 through 104 of the 2012 Annual Report on Form 10-K.

Equity and Financing Arrangements	6 Months Ended
Jun. 30, 2013
Equity and Financing Arrangements Disclosure [Abstract]
Equity and Financing Arrangements

2.       Equity and Financing Arrangements.

a.       Common Stock - MGE Energy.

MGE Energy purchases stock in the open market for issuance pursuant to its Stock Plan. All MGE Energy common stock issued under the Stock Plan is sold pursuant to a registration statement that has been filed with the SEC and is currently effective.

MGE Energy can issue new shares of its common stock through the Stock Plan. For both the six months ended June 30, 2013 and 2012, MGE Energy did not issue any new shares of common stock under the Stock Plan.

b.       Dilutive Shares Calculation - MGE Energy.

MGE Energy does not hold any dilutive securities.

c.       Credit Facilities - MGE Energy and MGE.

On June 19, 2013, each of MGE Energy and MGE entered into an amendment to its existing credit agreement dated as of July 30, 2010, with various financial institutions, as lenders, and JPMorgan Chase Bank, N.A., as administrative agent. In the case of MGE Energy, the principal purposes of the amendment are to increase the revolving credit facility to $50 million from $40 million and to extend the expiration date of the credit agreement to July 31, 2017 from July 31, 2015. In the case of MGE, the principal purposes of the amendment are to increase the revolving credit facility to $100 million from $75 million and to extend the expiration date of the credit agreement to July 31, 2017 from July 31, 2015. In addition, both amendments lowered the adders used in the determination of the interest rates under the existing credit agreements. As a result of the amendments, the existing credit agreements for both of MGE Energy and MGE carry interest at either (i) a "floating rate," plus an adder ranging from zero to 0.125%, depending upon the credit ratings assigned to MGE's senior unsecured long-term debt securities; or (ii) a "Eurodollar Rate," plus an adder ranging from 0.675% to 1.125%, depending upon the credit ratings assigned to MGE's senior unsecured long-term debt securities. The "floating rate" is calculated on a daily basis as the highest of a prime rate, a Federal Funds effective rate plus 0.5% per annum, or a Eurodollar Rate for a one month interest period plus 1%. The "Eurodollar Rate" is calculated as provided in the credit agreements for the selected interest period. As of June 30, 2013, neither MGE Energy nor MGE had any borrowings outstanding under their respective credit agreements; however, MGE had $14 million in commercial paper outstanding.

d.       Long-term Debt - MGE Energy and MGE.

On July 18, 2013, MGE issued $20 million in principal amount of 4.42% senior notes, Series A, due July 15, 2043 and $20 million in principal amount of 4.47%, senior notes, Series B, due July 15, 2048. The Notes were issued pursuant to a Note Purchase Agreement with several note purchasers. The Notes are unsecured and are not issued under, or governed by, MGE's Indenture dated as of September 1, 1998, which governs MGE's Medium-Term Notes. MGE used the net proceeds from the sale of the Notes to redeem on July 18, 2013, $20 million of its 5.26% Medium-Term Notes due September 29, 2017, and to make a $20 million partial redemption of its 5.59% Senior Notes due September 11, 2018. MGE paid a redemption price equal to the principal amount of the notes that were redeemed, plus accrued interest to the redemption date, plus a make-whole premium equal to $3.2 million and $3.6 million, for the 5.26% Medium-Term Notes due September 29, 2017 and 5.59% Senior Notes due September 11, 2018, respectively. The make-whole premiums are treated as a regulatory asset and will be amortized over the life of the Series A and Series B Notes. Any interest savings in 2013 will be deferred. There is $20 million principal amount of the 5.59% Senior Notes remaining outstanding after the redemption.

Investment in ATC	6 Months Ended
Jun. 30, 2013
Investment in ATC Disclosure [Abstract]
Investment in ATC

3.       Investment in ATC - MGE Energy and MGE.

ATC owns and operates electric transmission facilities primarily in Wisconsin. MGE received an interest in ATC when it, like other Wisconsin electric utilities, contributed its electric transmission facilities to ATC. That interest is presently held by MGE Transco, which is jointly owned by MGE Energy and MGE.

MGE Transco has accounted for its investment in ATC under the equity method of accounting. For the six months ended June 30, 2013 and 2012, MGE Transco recorded equity earnings from the investment in ATC of $4.7 million and $4.5 million, respectively. Dividends received from ATC were $3.6 million and $3.5 million for the six months ended June 30, 2013 and 2012, respectively. In addition, during the six months ended June 30, 2013 and 2012, MGE Transco made $0.7 million and $0.9 million in capital contributions to ATC, respectively. On July 31, 2013, MGE Transco made a $0.4 million capital contribution to ATC.

MGE Transco's investment in ATC as of June 30, 2013 and December 31, 2012 was $62.8 million and $61.0 million, respectively.

At June 30, 2013, MGE is the majority owner, and MGE Energy, the holding company, is the minority owner of MGE Transco. MGE Energy's proportionate share of the equity and net income of MGE Transco is classified within the MGE financial statements as noncontrolling interest.

ATC's summarized financial data for the three and six months ended June 30, 2013 and 2012, is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In thousands)	2013	2012	2013	2012
Operating revenues	$152,128	$152,171	$303,865	$299,833
Operating expenses	(69,875)	(71,760)	(139,645)	(141,326)
Other income (expense), net	116	(327)	(332)	(827)
Interest expense, net	(21,052)	(20,776)	(42,096)	(40,277)
Earnings before members' income taxes	$61,317	$59,308	$121,792	$117,403

Columbia Environmental Project Construction	6 Months Ended
Jun. 30, 2013
Columbia Environmental Project Construction Disclosure [Abstract]
Columbia Environmental Project Construction

4.       Columbia Environmental Project Construction - MGE Energy and MGE.

MGE and two other utilities jointly own Columbia, a coal-fired generating facility. WPL is the plant operator and permit holder, and owns 46.2% of Columbia. WPSC owns a 31.8% interest, and MGE owns a 22% interest, in Columbia. In early 2011, the PSCW issued a Certificate and Order authorizing the construction of scrubbers and bag houses and associated equipment on Columbia Units 1 and 2 to reduce SO2 and mercury emissions. The scrubbers and bag houses are expected to support compliance obligations for current and anticipated air quality regulations, including CAIR, CAIR's eventual replacement, the Mercury and Air Toxics Standards (MATS), and the Wisconsin Mercury Rule. The operator's current estimate shows that MGE's share of the capital expenditures required for this project is approximately $140 million. As of June 30, 2013, MGE had accumulated $98.9 million (excluding carrying costs) related to its share of the project, which is reflected in the Construction Work in Progress balance on MGE Energy's and MGE's consolidated balance sheets. MGE's share of the capital expenditures associated with the Columbia environmental project is expected to be approximately $29 million for the remainder of 2013 and $12 million in 2014. These amounts may change as a result of modifications to the project estimate or timing differences. MGE's share of various contractual commitments entered for the project as of June 30, 2013 is $38.6 million. For the three months ended June 30, 2013 and 2012, MGE has recognized after tax $0.6 million and $0.2 million, respectively, in AFUDC equity related to this project. For the six months ended June 30, 2013 and 2012, MGE has recognized after tax $1.1 million and $0.3 million, respectively, in AFUDC equity related to this project.

MGE expects that the costs pertaining to this project will be fully recoverable through rates. For 2012, the PSCW authorized MGE 100% AFUDC on this project during construction. Beginning in 2013, similar to MGE's other utility construction projects, the PSCW authorized MGE a 50% current return (included in customer rates) and the remaining 50% as AFUDC.

Taxes	6 Months Ended
Jun. 30, 2013
Taxes Disclosure [Abstract]
Taxes

5.       Taxes - MGE Energy and MGE.

a.       Accounting for Uncertainty in Income Taxes.

MGE Energy and MGE account for the difference between the tax benefit amount taken on prior year tax returns, or expected to be taken on a current year tax return, and the tax benefit amount recognized in the financial statements as an unrecognized tax benefit.

MGE Energy has adopted a tax method of accounting to accelerate tax deductions for repairs. MGE Energy and MGE have an unrecognized tax benefit at June 30, 2013 and December 31, 2012, in the amount of $1.9 million and $3.2 million, respectively, for the tax uncertainty related to the change in tax method of accounting for repairs. The reduction in unrecognized tax benefits is due to the Internal Revenue Service completing the examination of tax periods 2007-2009 with no adverse adjustments to these positions.

b.       Effective Tax Rate.

MGE Energy's and MGE's effective income tax rate for the three and six months ended June 30, 2013, are 38.4% and 38.0%, respectively, compared to 37.6% and 37.8% for the same periods in 2012.

Pension and Other Postretirement Plans	6 Months Ended
Jun. 30, 2013
Pension and Other Postretirement Plans Disclosure [Abstract]
Pension and Other Postretirement Plans

6.       Pension and Other Postretirement Plans - MGE Energy and MGE.

MGE maintains qualified and nonqualified pension plans, health care, and life insurance benefits. Additionally, MGE has defined contribution 401(k) benefit plans.

The following table presents the components of MGE Energy's and MGE's net periodic benefit costs recognized for the three and six months ended June 30, 2013 and 2012. A portion of the net periodic benefit cost is capitalized within the consolidated balance sheets.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In thousands)	2013	2012	2013	2012
Pension Benefits
Components of net periodic benefit cost:
Service cost	$1,911	$1,920	$3,840	$3,743
Interest cost	3,157	3,321	6,343	6,475
Expected return on assets	(4,733)	(4,021)	(9,509)	(7,839)
Amortization of:
Prior service cost	79	114	158	222
Actuarial loss	1,997	2,112	4,012	4,118
Net periodic benefit cost	$2,411	$3,446	$4,844	$6,719

Postretirement Benefits
Components of net periodic benefit cost:
Service cost	$591	$606	$1,187	$1,253
Interest cost	962	1,053	1,932	2,178
Expected return on assets	(540)	(407)	(1,084)	(842)
Amortization of:
Transition obligation	1	99	2	206
Prior service cost	27	26	55	54
Actuarial loss	309	581	620	1,201
Net periodic benefit cost	$1,350	$1,958	$2,712	$4,050

The PSCW allowed MGE to defer the 2009 incremental pension and OPRB costs above the amounts recovered in rates. During both the three months ended June 30, 2013 and 2012, $0.3 million has been recovered in rates. During both the six months ended June 30, 2013 and 2012, $0.6 million has been recovered in rates. These costs are not reflected in the table above.

Share-Based Compensation	6 Months Ended
Jun. 30, 2013
Share-Based Compensation Disclosure [Abstract]
Share-Based Compensation

7.       Share-Based Compensation - MGE Energy and MGE.

Under MGE Energy's Performance Unit Plan, eligible participants may receive performance units that entitle the holder to receive a cash payment equal to the value of a designated number of shares of MGE Energy's common stock, plus dividend equivalent payments thereon, at the end of the set performance period.

In addition to units granted in 2009 through 2012, on February 15, 2013, 15,256 units were granted based on the MGE Energy closing stock price as of that date. These units are subject to a five-year graded vesting schedule. On the grant date, MGE Energy and MGE measure the cost of the employee services received in exchange for a performance unit award based on the current market value of MGE Energy common stock. The fair value of the awards has been subsequently re-measured at June 30, 2013, as required by applicable accounting standards. Changes in fair value have been recognized as compensation cost. Since this amount is re-measured quarterly throughout the vesting period, the compensation cost is subject to variability.

For nonretirement eligible employees, stock based compensation costs are accrued and recognized using the graded vesting method. Compensation cost for retirement eligible employees or employees that will become retirement eligible during the vesting schedule are recognized on an abridged horizon. In the event of a bona fide retirement, not followed by work for a competitor, the executive will receive full vesting credit for each outstanding award.

During the six months ended June 30, 2013 and 2012, MGE recorded $1.0 million and $0.8 million, respectively, in compensation expense as a result of the Performance Unit Plan. In January 2013, cash payments of $1.0 million were distributed relating to awards that were granted in 2008 and became payable under the Performance Unit Plan. No forfeitures occurred during the six months ended June 30, 2013 or 2012. At June 30, 2013, $3.6 million of outstanding awards are vested.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8.       Commitments and Contingencies.

a.       Environmental - MGE Energy and MGE.

MGE Energy and MGE are subject to frequently changing local, state, and federal regulations concerning air quality, water quality, land use, threatened and endangered species, hazardous materials handling, and solid waste disposal. These regulations affect the manner in which they conduct their operations, the costs of those operations, as well as capital and operating expenditures. Regulatory initiatives, proposed rules, and court challenges to adopted rules, have the potential to have a material effect on our capital expenditures and operating costs. These initiatives, proposed rules and court challenges include:

  The President's announced plan and directive to the EPA to regulate carbon pollution, or GHG emissions, from new and existing electric power generation, which is discussed below.

  Rules to regulate NOx and SO2 emissions, including the EPA's Cross States Air Pollution Rule (CSAPR), which is currently vacated as a result of a federal appellate court ruling; and Wisconsin's plan for implementing the EPA's Clean Air Visibility Rule (CAVR). In June 2013, the U.S. Supreme Court indicated that it would review the CSAPR appellate court ruling. The Sierra Club has sought federal appellate court review of the Wisconsin's implementation plan for CAVR. Both the vacation of CSAPR and the appellate court review of Wisconsin's implementation plan for CAVR make the nature of compliance requirements uncertain.

  Rules to regulate mercury and similar emissions, including Wisconsin's adopted Mercury Rule and the EPA's adopted Mercury and Air Toxics Standards.

  The EPA's proposed cooling water intake rules. The EPA issued a proposed Phase II rule and alternative compliance strategies for existing facilities in April 2011 and has announced that it intends to release the final rule in November 2013.

The matters in the second, third and fourth bullet points are discussed further in Footnote 18.e in MGE Energy's and MGE's 2012 Annual Report on Form 10-K. In addition to the developments noted above, the following discussion is an update to the current status of environmental matters set forth in that Footnote.

Water Quality

EPA's Proposed Effluent Limitations Guidelines and Standards for Steam Electric Power Generating Point Source Category

In June 2013, the EPA published a proposed rule focusing on the reduction of metals and other pollutants in wastewater from new and existing coal-burning electric generation plants. The proposed rule is technology-driven in that specific technologies may need to be installed and sites that already have these technologies will be deemed to meet the requirements of the rule. The proposed rule as written will likely affect Columbia and the Elm Road Units. The EPA has announced that it plans to finalize the rule by May 22, 2014 and that it expects the rule to affect power plants as they renew their water discharge permits beginning in July 2017. We are currently evaluating the rule's specific impacts at these sites and will not know the full extent of those impacts until the rule is finalized.

Air Quality

Greenhouse Gas Regulation

President Obama's Executive Order Regarding Climate Change and his Directive to the EPA Regarding Power Sector Pollution Standards

In June 2013, President Obama introduced his “National Climate Action Plan.” The plan consists of planned federal actions and directives to several federal agencies, including the EPA, on a range of activities and policies designed to reduce greenhouse gas emissions in the United States. The directive to the EPA, which President Obama provided to the EPA in a memo, to develop carbon pollution standards for the electric power sector, has the greatest potential affect on MGE's operations. See the GHG New Performance Standards discussion below for additional details.

GHG New Source Performance Standards (NSPS)

On March 27, 2012, the EPA proposed GHG New Source Performance Standards (NSPS) for coal fired and natural gas combined cycle (NGCC) EGUs. The proposal applies to new EGUs only. The EPA had planned to propose NSPS for existing units some time in 2013 as part of a settlement agreement. There was a fair amount of uncertainty regarding the EPA's plans for existing units. In June 2013, however, President Obama provided a directive to the EPA regarding NSPS for new, modified, reconstructed and existing electric power plants.

The June 2013 directive instructed the EPA to re-propose greenhouse gas standards for new power plants by September 2013, based on comments received on their original rule proposal, and to finalize those standards in a timely manner. The directive also instructed the EPA to propose standards, regulations or guidelines for modified, reconstructed and existing power plants under Sections 111(b) and 111(d) of the Clean Air Act no later than June 2014 and to finalize those standards by June 2015. The directive further instructs the EPA to require states to submit implementation plans for this rule by June 30, 2016. The Directive asks the EPA to aim to develop a market-based approach towards carbon reduction, promote cleaner technologies while keeping energy options diverse, work with other government agencies to keep energy affordable and improve energy efficiencies, and engage States, the power industry, and the other key stakeholders in establishing and implementing strategies for greenhouse gas reductions.

While it is too early to predict with any certainty the specific costs that MGE will incur with implementation of a greenhouse gas reduction rule introduced under Section 111 of the Clean Air Act, it is reasonable to assume that costs of implementation of this rule could be significant.

Columbia

MGE and two other utilities jointly own Columbia, a coal-fired generating facility, which accounts for 225 MW (29%) of MGE's net summer generating capability. WPL is the plant operator and permit holder, and owns 46.2% of Columbia. Wisconsin Public Service Corporation (WPSC) owns a 31.8% interest, and MGE owns a 22% interest in Columbia. Based upon current available information, compliance with various environmental requirements and initiatives is expected to result in significant additional operating and capital expenditures at Columbia.

Columbia Environmental Project

See Footnote 4 for information regarding the Columbia environmental construction project.

Title V Operating Permit Petition

As discussed in Footnote 18.e in MGE Energy's and MGE's 2012 Annual Report on From 10-K, the renewal of WPL's Title V operating permit for Columbia has been the subject of litigation initiated by a citizen group. On February 4, 2013, the parties involved dismissed the litigation without prejudice. The consideration of the permit renewal is still pending at the EPA but is expected to be closed out due to the resolution of the Clean Air Act litigation discussed below. MGE believes the permits currently in effect for Columbia remain in place at this time. MGE continues to follow these developments and is unable to predict the outcome of this matter and its impact on its operations or financial condition.

Columbia Clean Air Act Litigation

In December 2009, the EPA sent a notice of violation (NOV) to MGE as one of the co-owners of Columbia. The NOV alleges that WPL, as operator, and the co-owners (WPL, WPS, and MGE) failed to comply with appropriate pre-construction review and permitting requirements and, as a result, violated the PSD program requirements, the Title V operating permit requirements of the CAA and the Wisconsin State Implementation Plan (SIP). In April 2013, EPA filed a lawsuit against the co-owners of Columbia asserting similar allegations. In September 2010 and April 2013, Sierra Club filed lawsuits against WPL alleging violations of the CAA at Columbia and other WPL-operated Wisconsin facilities.

In April 2013, WPL, as operator, along with the other owners of Columbia (MGE and WPS), entered into a consent decree with the EPA and the Sierra Club to resolve these claims, while admitting no liability. In June 2013, the consent decree was approved and entered by the Court. The consent decree requires installation of the following emission controls at Columbia: scrubbers and baghouses at Columbia Units 1 and 2 by December 31, 2014 and an SCR system at Columbia Unit 2 by December 31, 2018. In addition, the consent decree establishes emission rate limits for SO2, nitrogen oxide (NOx), and particulate matter for Columbia Units 1 and 2. The consent decree also includes annual plant-wide emission caps for SO2 and NOx for Columbia. MGE also paid approximately $0.2 million as its share of a civil penalty and will complete approximately $0.6 million in environmental mitigation projects. MGE currently expects to recover any material costs that could be incurred by MGE related to the terms of the final consent decree from MGE's electric customers, except for costs related to the civil penalty.

b.       Chattel Paper Agreement and Other Guarantees - MGE Energy and MGE.

MGE makes available to qualifying customers a financing program for the purchase and installation of energy-related equipment that will provide more efficient use of utility service at the customer's property. MGE is party to a chattel paper purchase agreement with a financial institution under which it can sell or finance an undivided interest with recourse, in up to $10.0 million of the financing program receivables, until July 31, 2014. At June 30, 2013, MGE has outstanding a $4.4 million interest in these receivables. MGE retains the servicing responsibility for these receivables. As of June 30, 2013, the servicing asset recognized by MGE is $0.2 million.

MGE accounts for servicing rights under the amortization method. Initial determination of the servicing asset fair value is based on the present value of the estimated future cash flows. The discount rate is based on the PSCW authorized weighted cost of capital.

MGE would be required to perform under its guarantee if a customer defaulted on its loan. The energy-related equipment installed at the customer sites is used to secure the customer loans. The loan balances outstanding at June 30, 2013, approximate the fair value of the energy-related equipment acting as collateral. The length of the MGE guarantee to the financial institution varies from one to ten years depending on the term of the underlying customer loan. Principal payments for the remainder of 2013 and the next four years on the loans are:

(In thousands)	2013	2014	2015	2016	2017
Chattel Paper	$372	$577	$891	$815	$405

c.       Legal Matters - MGE Energy and MGE.

MGE is involved in various legal matters that are being defended and handled in the normal course of business, including the Columbia matters discussed above. MGE maintains accruals for such costs that are probable of being incurred and subject to reasonable estimation. The accrued amount for these matters is not material to the financial statements.

d.       Purchase Contracts - MGE Energy and MGE.

MGE Energy and MGE have entered into various commodity supply, transportation and storage contracts to meet their obligations to deliver electricity and natural gas to customers. As of June 30, 2013, the future commitments related to these purchase contracts were as follows:

(In thousands)	2013	2014	2015	2016	2017
Coal(a)	$14,686	$16,287	$9,921	$3,770	$1,040
Natural gas supply(b)	14,178	13,836	0	0	0
Purchase power(c)	49,513	48,593	47,667	48,697	49,717
Other	1,798	0	0	0	0
	$80,175	$78,716	$57,588	$52,467	$50,757

(a)       Total coal commitments for the Columbia and Elm Road Units, including transportation. Fuel procurement for MGE's jointly owned Columbia and Elm Road Units are handled by WPL and WEPCO, respectively, who are the operators of those facilities. If any minimum purchase obligations must be paid under these contracts, management believes these obligations would be considered costs of service and recoverable in rates.

(b)       These commitments include market-based pricing. Management expects to recover these costs in future customer rates.

(c)       MGE has several purchase power agreements to help meet future electric supply requirements. Management expects to recover these costs in future customer rates.

e.       Smart Grid Investment Grant - MGE Energy and MGE.

MGE was approved in 2010 by the U.S. Department of Energy (DOE) under the federal stimulus program for a $5.5 million grant for smart grid projects. The DOE grant requires MGE to match the grant funding, bringing the total cost of the projects to more than $11 million. The projects involve the installation of technologies to boost efficiency, enhance service, and improve reliability for customers. The stimulus grant is being used to fund the following projects: advanced metering infrastructure, plug-in hybrid electric vehicles support, and distribution management. As of June 30, 2013, MGE has spent $10.3 million related to these projects and has outstanding agreements to purchase $1.4 million in smart grid related products for the remainder of 2013.

Derivative and Hedging Instruments	6 Months Ended
Jun. 30, 2013
Derivative and Hedging Instruments Disclosure [Abstract]
Derivative and Hedging Instruments

9.       Derivative and Hedging Instruments - MGE Energy and MGE.

a.       Purpose.

As part of its regular operations, MGE enters into contracts, including options, swaps, futures, forwards, and other contractual commitments, to manage its exposure to commodity prices and gas revenues. To the extent that these contracts are derivatives, MGE assesses whether or not the normal purchases or normal sales exclusion applies. For contracts to which this exclusion cannot be applied, MGE Energy and MGE recognize such derivatives in the consolidated balance sheets at fair value. The majority of MGE's derivative activities are conducted in accordance with its electric and gas risk management program, which is approved by the PSCW and limits the volume MGE can hedge with specific risk management strategies. The maximum length of time over which cash flows related to energy commodities can be hedged is four years. If the derivative qualifies for regulatory deferral, the derivatives are marked to fair value and are offset with a corresponding regulatory asset or liability. The deferred gain or loss is recognized in earnings in the delivery month applicable to the instrument. Gains and losses related to hedges qualifying for regulatory treatment are recoverable in gas rates through the PGA or in electric rates as a component of the fuel rules mechanism.

b.       Notional Amounts.

The gross notional volume of open derivatives is as follows:

	June 30, 2013	December 31, 2012
Commodity derivative contracts	277,295 MWh	444,650 MWh
Commodity derivative contracts	2,940,000 Dth	1,980,000 Dth
FTRs	4,598 MW	2,670 MW

c.       Financial Statement Presentation.

MGE Energy and MGE offset fair value amounts recognized for the right to reclaim collateral (a receivable) or the obligation to return collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under a master netting agreement.

MGE purchases and sells exchange-traded and over-the-counter options, swaps, and future contracts. These arrangements are primarily entered into to help stabilize the price risk associated with gas or power purchases. These transactions are employed by both MGE's gas and electric segments. Additionally, as a result of the firm transmission agreements that MGE holds on transmission paths in the MISO market, MGE holds FTRs. An FTR is a financial instrument that entitles the holder to a stream of revenues or charges based on the differences in hourly day-ahead energy prices between two points on the transmission grid. The fair values of these instruments are reflected as a regulatory asset/liability depending on whether they are in a net loss/gain position. Depending on the nature of the instrument, the gain or loss associated with these transactions will be reflected as cost of gas sold, fuel for electric generation, or purchased power expense in the delivery month applicable to the instrument. At June 30, 2013 and December 31, 2012, the fair value of exchange traded derivatives and FTRs exceeded their cost basis by $1.1 million and $0.3 million, respectively.

MGE is a party to a ten-year purchased power agreement that provides MGE with firm capacity and energy during a base term from June 1, 2012, through May 31, 2022. The agreement also allows MGE an option to extend the contract after the base term. The agreement is accounted for as a derivative contract and is recognized at its fair value on the consolidated balance sheet. However, the derivative qualifies for regulatory deferral and is recognized with a corresponding regulatory asset or liability depending on whether the fair value is in a loss or gain position. The fair value of the contract at June 30, 2013 and December 31, 2012, reflects a loss position of $67.7 million and $72.6 million, respectively. The actual fuel cost will be recognized in purchased power expense in the month of purchase.

The following table summarizes the fair value of the derivative instruments on the consolidated balance sheet. All derivative instruments in this table are presented on a gross basis and are calculated prior to the netting of instruments with the same counterparty under a master netting agreement as well as the netting of collateral. For financial statement purposes, MGE Energy and MGE have netted instruments with the same counterparty under a master netting agreement as well as the netting of collateral.

	Asset Derivatives		Liability Derivatives
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
June 30, 2013
Commodity derivative contracts	Other current assets	$521	Derivative liability (current)	$241
Commodity derivative contracts	Other deferred charges	32	Derivative liability (long-term)	17
FTRs	Other current assets	786	Derivative liability (current)	0
Ten-year PPA	N/A	N/A	Derivative liability (current)	9,200
Ten-year PPA	N/A	N/A	Derivative liability (long-term)	58,530

December 31, 2012
Commodity derivative contracts	Other current assets	$365	Derivative liability (current)	$394
Commodity derivative contracts	Other deferred charges	95	Derivative liability (long-term)	11
FTRs	Other current assets	206	Derivative liability (current)	0
Ten-year PPA	N/A	N/A	Derivative liability (current)	9,270
Ten-year PPA	N/A	N/A	Derivative liability (long-term)	63,320

The following tables show the effect of netting arrangements for recognized derivative assets and liabilities that are subject to a master netting arrangement or similar arrangement on the balance sheet.

Offsetting of Derivative Assets

		Gross amounts	Collateral	Net amount
		offset in	posted against	presented in
(In thousands)	Gross amounts	balance sheet	derivative positions	balance sheet
June 30, 2013
Commodity derivative contracts	$553	$(258)	$-	$295
FTRs	786	-	-	786

December 31, 2012
Commodity derivative contracts	$460	$(405)	$-	$55
FTRs	206	-	-	206

Offsetting of Derivative Liabilities

		Gross amounts	Collateral	Net amount
		offset in	posted against	presented in
(In thousands)	Gross amounts	balance sheet	derivative positions	balance sheet
June 30, 2013
Commodity derivative contracts	$258	$(258)	$-	$-
Ten-year PPA	67,730	-	-	67,730

December 31, 2012
Commodity derivative contracts	$405	$(405)	$-	$-
Ten-year PPA	72,590	-	-	72,590

The following tables summarize the unrealized and realized gains (losses) related to the derivative instruments on the consolidated balance sheet at June 30, 2013 and 2012, and the consolidated income statement for the three and six months ended June 30, 2013 and 2012.

	2013		2012
(In thousands)	Current and long-term regulatory asset	Other current assets	Current and long-term regulatory asset	Other current assets
Three Months Ended June 30:
Balance at April 1,	$69,197	$259	$71,514	$672
Change in unrealized (gain) loss	(1,963)	0	9,791	0
Realized loss reclassified to a deferred account	(388)	388	(222)	222
Realized gain (loss) reclassified to income
statement	(197)	11	(1,721)	(176)
Balance at June 30,	$66,649	$658	$79,362	$718

Six Months Ended June 30:
Balance at January 1,	$72,329	$574	$42,356	$1,604
Change in unrealized (gain) loss	(3,660)	0	43,101	0
Realized loss reclassified to a deferred account	(678)	678	(2,880)	2,880
Realized loss reclassified to income
statement	(1,342)	(594)	(3,215)	(3,766)
Balance at June 30,	$66,649	$658	$79,362	$718

	Realized losses (gains)
		Fuel for electric
	Regulated	generation/	Cost of
(In thousands)	gas revenues	purchased power	gas sold
Three Months Ended June 30, 2013:
Commodity derivative contracts	$0	$(538)	$0
FTRs	0	(351)	0
Ten-year PPA	0	1,075	0

Three Months Ended June 30, 2012:
Commodity derivative contracts	$0	$582	$0
FTRs	0	96	0
Ten-year PPA	0	1,219	0

Six Months Ended June 30, 2013:
Commodity derivative contracts	$0	$(516)	$608
FTRs	0	(509)	0
Ten-year PPA	0	2,353	0

Six Months Ended June 30, 2012:
Commodity derivative contracts	$0	$2,510	$3,090
FTRs	0	162	0
Ten-year PPA	0	1,219	0

MGE's commodity derivative contracts, FTRs, and ten-year PPA are subject to regulatory deferral. These derivatives are marked to fair value and are offset with a corresponding regulatory asset or liability. Realized gains and losses are deferred on the consolidated balance sheet and are recognized in earnings in the delivery month applicable to the instrument. As a result of the above described treatment, there are no unrealized gains or losses that flow through earnings.

The ten-year PPA has a provision that may require MGE to post collateral if MGE's debt rating falls below investment grade (i.e., below BBB-). The amount of collateral that it may be required to post varies from $20.0 million to $40.0 million, depending on MGE's nominated capacity amount. As of June 30, 2013, no collateral has been posted. Certain counterparties extend MGE a credit limit. If MGE exceeds these limits, the counterparties may require collateral to be posted. As of June 30, 2013 and December 31, 2012, no counterparties were in a net liability position.

Nonperformance of counterparties to the non-exchange traded derivatives could expose MGE to credit loss. However, MGE enters into transactions only with companies that meet or exceed strict credit guidelines, and it monitors these counterparties on an ongoing basis to mitigate nonperformance risk in its portfolio. As of June 30, 2013, no counterparties have defaulted.

Rate Matters	6 Months Ended
Jun. 30, 2013
Rate Matters Disclosure [Abstract]
Rate Matters

10.       Rate Matters - MGE Energy and MGE.

a.       Rate Proceedings.

On July 26, 2013, the PSCW authorized MGE to freeze electric and natural gas rates at 2013 levels for 2014. The order includes authorizing 100% AFUDC on the Columbia scrubber construction project and deferral of increased costs related to ATC and MISO Schedule 26 fees. As a result of the authorization, approximately $6.2 million associated with a 2012 fuel rule surplus credit will not be required to be refunded to customers and will be amortized in 2014. The fuel credit will accrue interest at MGE's weighted cost of capital. The authorized return on equity will remain unchanged at 10.3%.

On December 14, 2012, the PSCW authorized MGE to increase 2013 rates for retail electric customers by 3.8% or $14.9 million and to increase gas rates by 1.0% or $1.6 million. The change in retail electric rates was driven by costs for new environmental equipment at Columbia, final construction costs for the Elm Road Units, transmission reliability enhancements, and purchased power costs. The authorized return on common stock equity remains unchanged at 10.3%.

On December 15, 2011, under a limited reopener of MGE's last rate order, the PSCW authorized MGE to increase 2012 rates for retail electric customers by 4.3% or $15.7 million and to increase gas rates by 0.3% or $0.6 million. The change in retail electric rates was driven by MGE's electric fuel and purchased power costs, increased transmission costs, an update to the Elm Road Units' costs, and an increase for energy efficiency programs. The PSCW also approved deferral of CSAPR costs.

b.       Fuel Rules.

Fuel rules require the PSCW and Wisconsin utilities to defer electric fuel-related costs that fall outside a symmetrical cost tolerance band around the amount approved for a utility in its most recent base rate proceedings. Any over/under recovery of the actual costs is determined on an annual basis and will be adjusted in future billings to electric retail customers. The fuel rules bandwidth is currently set at plus or minus 2%. Under fuel rules, MGE would defer costs, less any excess revenues, if its actual electric fuel costs exceeded 102% of the electric fuel costs allowed in its latest rate order. Excess revenues are defined as revenues in the year in question that provide MGE with a greater return on common equity than authorized by the PSCW in MGE's latest rate order. Conversely, MGE is required to defer the benefit of lower costs if actual electric fuel costs were less than 98% of the electric fuel costs allowed in that order. As of June 30, 2013, MGE has deferred $0.4 million (to be returned to customers in a future period) of 2013 electric fuel-related savings that are outside the range authorized by the PSCW.

Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2013
Fair Value of Financial Instruments Disclosure [Abstract]
Fair Value of Financial Instruments

11.       Fair Value of Financial Instruments - MGE Energy and MGE.

Fair value is defined as the price that would be received to sell an asset or would be paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The standard clarifies that fair value should be based on the assumptions market participants would use when pricing the asset or liability including assumptions about risk. The standard also establishes a three level fair value hierarchy based upon the observability of the assumptions used and requires the use of observable market data when available. The levels are:

Level 1 - Pricing inputs are quoted prices within active markets for identical assets or liabilities.

Level 2 - Pricing inputs are quoted prices within active markets for similar assets or liabilities; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations that are correlated with or otherwise verifiable by observable market data.

Level 3 - Pricing inputs are unobservable and reflect management's best estimate of what market participants would use in pricing the asset or liability.

a.       Fair Value of Financial Assets and Liabilities Recorded at the Carrying Amount.

At June 30, 2013 and December 31, 2012, the carrying amount of cash and cash equivalents approximates fair market value due to the short maturity of those investments and obligations. The estimated fair market value of MGE Energy's and MGE's long-term debt is based on quoted market prices for similar financial instruments at June 30, 2013 and December 31, 2012. Since the long-term debt is not traded in an active market, it is classified as Level 2. The estimated fair market value of MGE Energy's and MGE's financial instruments are as follows:

	June 30, 2013		December 31, 2012
	Carrying	Fair	Carrying	Fair
(In thousands)	Amount	Value	Amount	Value
MGE Energy
Assets:
Cash and cash equivalents	$42,333	$42,333	$46,357	$46,357
Liabilities:
Short-term debt - commercial paper	14,000	14,000	0	0
Long-term debt*	360,472	401,854	361,805	427,456

MGE
Assets:
Cash and cash equivalents	5,310	5,310	6,350	6,350
Liabilities:
Short-term debt - commercial paper	14,000	14,000	0	0
Long-term debt*	360,472	401,854	361,805	427,456

*Includes long-term debt due within one year.

b.       Recurring Fair Value Measurements.

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis for MGE Energy and MGE.

	Fair Value as of June 30, 2013
(In thousands)	Total	Level 1	Level 2	Level 3
MGE Energy
Assets:
Exchange-traded investments	$553	$553	$0	$0
Total Assets	$553	$553	$0	$0
Liabilities:
Derivatives, net	$66,649	$(207)	$0	$66,856
Deferred compensation	2,174	0	2,174	0
Total Liabilities	$68,823	$(207)	$2,174	$66,856

MGE
Assets:
Exchange-traded investments	$164	$164	$0	$0
Total Assets	$164	$164	$0	$0
Liabilities:
Derivatives, net	$66,649	$(207)	$0	$66,856
Deferred compensation	2,174	0	2,174	0
Total Liabilities	$68,823	$(207)	$2,174	$66,856

	Fair Value as of December 31, 2012
(In thousands)	Total	Level 1	Level 2	Level 3
MGE Energy
Assets:
Exchange-traded investments	$320	$320	$0	$0
Total Assets	$320	$320	$0	$0
Liabilities:
Derivatives, net	$72,329	$(17)	$0	$72,346
Deferred compensation	2,010	0	2,010	0
Total Liabilities	$74,339	$(17)	$2,010	$72,346

MGE
Assets:
Exchange-traded investments	$117	$117	$0	$0
Total Assets	$117	$117	$0	$0
Liabilities:
Derivatives, net	$72,329	$(17)	$0	$72,346
Deferred compensation	2,010	0	2,010	0
Total Liabilities	$74,339	$(17)	$2,010	$72,346

No transfers were made in or out of Level 1 or Level 2 for the six months ended June 30, 2013.

Investments include exchange-traded investment securities valued using quoted prices on active exchanges and are therefore classified as Level 1.

Derivatives include exchange-traded derivative contracts, over-the-counter transactions, a ten-year purchased power agreement, and FTRs. Most exchange-traded derivative contracts are valued based on unadjusted quoted prices in active markets and are therefore classified as Level 1. A small number of exchange-traded derivative contracts are valued using quoted market pricing in markets with insufficient volumes and are therefore classified as Level 3. Transactions done with an over-the-counter party are on inactive markets and are therefore classified as Level 3. These transactions are valued based on quoted prices from markets with similar exchange traded transactions. FTRs are priced based upon monthly auction results for identical or similar instruments in a closed market with limited data available and are therefore classified as Level 3.

The ten-year purchased power agreement (see Footnote 9) was valued using an internally-developed pricing model and therefore is classified as Level 3. The model projects future market energy prices and compares those prices to the projected power costs to be incurred under the contract. Inputs to the model require significant management judgment and estimation. Future energy prices are based on a forward power pricing curve using exchange-traded contracts in the electric futures market, where such exchange-traded contracts exist, and upon calculations based on forward gas prices, where such exchange-traded contracts do not exist. A basis adjustment is applied to the market energy price to reflect the price differential between the market price delivery point and the counterparty delivery point. The historical relationship between the delivery points is reviewed and a discount (below 100%) or premium (above 100%) is derived. This comparison is done for both peak times when demand is high and off peak times when demand is low. If the basis adjustment is lowered, the fair value measurement will decrease and if the basis adjustment is increased, the fair value measurement will increase.

The projected power costs anticipated to be incurred under the purchased power agreement are determined using many factors, including historical generating costs, future prices, and expected fuel mix of the counterparty. An increase in the projected fuel costs would result in a decrease in the fair value measurement of the purchased power agreement. A significant input that MGE estimates is the counterparty's fuel mix in determining the projected power cost. MGE also considers the assumptions that market participants would use in valuing the asset or liability. This consideration includes assumptions about market risk such as liquidity, volatility, and contract duration. The fair value model uses a discount rate that incorporates discounting, credit, and model risks.

This model is prepared by members of MGE's Energy Supply group. It is reviewed on a quarterly basis by management in Energy Supply and Finance to review the assumptions, inputs, and fair value measurements.

The following table presents the significant unobservable inputs used in the pricing model.

Significant Unobservable Inputs	Model Input
Basis adjustment:
On peak	96.3%
Off peak	95.7%
Counterparty fuel mix:
Internal generation	50% - 70%
Purchased power	50% - 30%

The deferred compensation plan allows participants to defer certain cash compensation into a notional investment account. These amounts are included within other deferred liabilities in the consolidated balance sheets of MGE Energy and MGE. The notional investments earn interest based upon the semiannual rate of U.S. Treasury Bills having a 26 week maturity increased by 1% compounded monthly with a minimum annual rate of 7%, compounded monthly. The notional investments are based upon observable market data, however, since the deferred compensation obligations themselves are not exchanged in an active market, they are classified as Level 2.

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for both MGE Energy and MGE.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In thousands)	2013	2012	2013	2012
Beginning balance,	$(69,598)	$(71,188)	$(72,346)	$(40,661)
Realized and unrealized gains (losses):
Included in regulatory liabilities (assets)	2,743	(8,392)	5,490	(38,919)
Included in other comprehensive income	0	0	0	0
Included in earnings	(44)	(1,726)	(1,351)	(3,228)
Included in current assets	(123)	(94)	(123)	(145)
Purchases	6,162	1,917	11,724	1,967
Sales	0	32	(2)	64
Issuances	0	0	0	0
Settlements	(5,996)	(129)	(10,248)	1,342
Transfers in and/or out of Level 3	0	0	0	0
Balance as of June 30,	$(66,856)	$(79,580)	$(66,856)	$(79,580)
Total gains (losses) included in earnings attributed to
the change in unrealized gains (losses) related to
assets and liabilities held at June 30,(a)	$0	$0	$0	$0

The following table presents total realized and unrealized gains (losses) included in income for Level 3 assets and liabilities measured at fair value on a recurring basis for both MGE Energy and MGE (a).

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In thousands)	2013	2012	2013	2012
Purchased Power Expense	$(44)	$(1,726)	$(1,351)	$(3,228)
Cost of Gas Sold Expense	0	0	0	0
Regulated Gas Revenues	0	0	0	0
Total	$(44)	$(1,726)	$(1,351)	$(3,228)

(a) MGE's exchange-traded derivative contracts, over-the-counter party transactions, ten-year purchased power agreement, and FTRs are subject to regulatory deferral. These derivatives are therefore marked to fair value and are offset with a corresponding regulatory asset or liability.

New Accounting Pronouncements	6 Months Ended
Jun. 30, 2013
New Accounting Pronouncements Disclosure [Abstract]
New Accounting Pronouncements Disclosure

12.       New Accounting Pronouncements - MGE Energy and MGE.

a.       Presentation of Comprehensive Income.

       In February 2013, the FASB issued authoritative guidance within the Codification's Comprehensive Income topic that provides guidance on the reporting of amounts reclassified out of accumulated other comprehensive income. Reclassification adjustments will be presented either on the financial statement where income is presented or as a separate disclosure in the notes to the financial statements. This authoritative guidance became effective January 1, 2013. The authoritative guidance had no effect on our financial statement presentation or notes to the financial statements.

b.       Disclosures about Offsetting Assets and Liabilities.

       In December 2011, the FASB issued authoritative guidance within the Codification's Balance Sheet topic that provides guidance on disclosures about offsetting assets and liabilities. The new disclosure requirements mandate that entities disclose both gross and net information for instruments and transactions eligible for offset in the balance sheet as well as instruments and transactions subject to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connections with a master netting arrangement. On January 31, 2013, the FASB issued additional authoritative guidance which clarified the scope of disclosures about offsetting assets and liabilities. The revised guidance limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. This authoritative guidance became effective January 1, 2013. The authoritative guidance did not have a financial impact, but required additional disclosures. See Footnote 9 for additional information.

c.       Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date.

In February 2013, the FASB issued authoritative guidance within the Codification's Balance Sheet topic that provides guidance on the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. This authoritative guidance will become effective January 1, 2014. The authoritative guidance will not have a financial or disclosure impact.

d.        Presentation of an Unrecognized Tax Benefit.

In July 2013, the FASB issued authoritative guidance within the Codification's Income Statement topic that provides guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exist. The authoritative guidance was issued to eliminate diversity in practice by providing guidance on the presentation of unrecognized tax benefits. This authoritative guidance will become effective January 1, 2014. The authoritative guidance will not have a financial statement or disclosure impact, unless MGE Energy or its subsidiaries are in a net operating loss position.

Segment Information	6 Months Ended
Jun. 30, 2013
Segment Information Disclosure [Abstract]
Segment Information

13.       Segment Information - MGE Energy and MGE.

MGE Energy operates in the following business segments: electric utility, gas utility, nonregulated energy, transmission investment, and all other. See MGE Energy's and MGE's 2012 Annual Report on Form 10-K for additional discussion of each of these segments.

The following tables show segment information for MGE Energy's operations for the indicated periods:

(In thousands)			Non-			Consolidation/
MGE Energy			Regulated	Transmission	All	Elimination	Consolidated
	Electric	Gas	Energy	Investment	Others	Entries	Total
Three Months Ended June 30, 2013
Operating revenues	$96,846	$30,042	$1,400	$0	$0	$0	$128,288
Interdepartmental revenues	129	2,816	10,691	0	0	(13,636)	0
Total operating revenues	96,975	32,858	12,091	0	0	(13,636)	128,288
Depreciation and amortization	(6,314)	(1,435)	(1,781)	0	0	0	(9,530)
Other operating expenses	(78,051)	(29,572)	(26)	0	(248)	13,636	(94,261)
Operating income (loss)	12,610	1,851	10,284	0	(248)	0	24,497
Other (deductions) income, net	485	(185)	0	2,309	102	0	2,711
Interest (expense) income, net	(2,315)	(759)	(1,605)	0	22	0	(4,657)
Income (loss) before taxes	10,780	907	8,679	2,309	(124)	0	22,551
Income tax (provision) benefit	(3,694)	(606)	(3,483)	(927)	50	0	(8,660)
Net income (loss)	$7,086	$301	$5,196	$1,382	$(74)	$0	$13,891

Three Months Ended June 30, 2012
Operating revenues	$96,339	$18,629	$2,253	$0	$0	$0	$117,221
Interdepartmental revenues	119	3,077	8,677	0	0	(11,873)	0
Total operating revenues	96,458	21,706	10,930	0	0	(11,873)	117,221
Depreciation and amortization	(6,546)	(1,389)	(1,777)	0	0	0	(9,712)
Other operating expenses	(72,265)	(21,746)	(37)	0	(253)	11,873	(82,428)
Operating income (loss)	17,647	(1,429)	9,116	0	(253)	0	25,081
Other income, net	96	27	0	2,242	184	0	2,549
Interest (expense) income, net	(2,465)	(695)	(1,639)	0	35	0	(4,764)
Income (loss) before taxes	15,278	(2,097)	7,477	2,242	(34)	0	22,866
Income tax (provision) benefit	(5,642)	933	(3,001)	(900)	14	0	(8,596)
Net income (loss)	$9,636	$(1,164)	$4,476	$1,342	$(20)	$0	$14,270

Six Months Ended June 30, 2013
Operating revenues	$190,340	$102,509	$2,676	$0	$0	$0	$295,525
Interdepartmental revenues	238	7,692	21,264	0	0	(29,194)	0
Total operating revenues	190,578	110,201	23,940	0	0	(29,194)	295,525
Depreciation and amortization	(12,714)	(2,860)	(3,580)	0	0	0	(19,154)
Other operating expenses	(152,976)	(90,009)	(63)	0	(392)	29,194	(214,246)
Operating income (loss)	24,888	17,332	20,297	0	(392)	0	62,125
Other (deductions) income, net	1,060	(23)	0	4,705	278	0	6,020
Interest (expense) income, net	(4,719)	(1,437)	(3,218)	0	42	0	(9,332)
Income (loss) before taxes	21,229	15,872	17,079	4,705	(72)	0	58,813
Income tax (provision) benefit	(7,127)	(6,595)	(6,740)	(1,898)	22	0	(22,338)
Net income (loss)	$14,102	$9,277	$10,339	$2,807	$(50)	$0	$36,475

Six Months Ended June 30, 2012
Operating revenues	$186,275	$75,648	$4,557	$0	$0	$0	$266,480
Interdepartmental revenues	228	6,063	17,353	0	0	(23,644)	0
Total operating revenues	186,503	81,711	21,910	0	0	(23,644)	266,480
Depreciation and amortization	(13,024)	(2,759)	(3,553)	0	0	0	(19,336)
Other operating expenses	(145,053)	(71,487)	(49)	0	(674)	23,644	(193,619)
Operating income (loss)	28,426	7,465	18,308	0	(674)	0	53,525
Other income, net	260	73	0	4,484	302	0	5,119
Interest (expense) income, net	(5,192)	(1,464)	(3,284)	0	72	0	(9,868)
Income (loss) before taxes	23,494	6,074	15,024	4,484	(300)	0	48,776
Income tax (provision) benefit	(8,427)	(2,305)	(6,030)	(1,810)	114	0	(18,458)
Net income (loss)	$15,067	$3,769	$8,994	$2,674	$(186)	$0	$30,318

The following tables show segment information for MGE's operations for the indicated periods:

(In thousands)			Non-		Consolidation/
MGE			Regulated	Transmission	Elimination	Consolidated
	Electric	Gas	Energy	Investment	Entries	Total
Three Months Ended June 30, 2013
Operating revenues	$96,846	$30,042	$1,400	$0	$0	$128,288
Interdepartmental revenues	129	2,816	10,691	0	(13,636)	0
Total operating revenues	96,975	32,858	12,091	0	(13,636)	128,288
Depreciation and amortization	(6,314)	(1,435)	(1,781)	0	0	(9,530)
Other operating expenses*	(81,579)	(30,130)	(3,509)	0	13,636	(101,582)
Operating income*	9,082	1,293	6,801	0	0	17,176
Other (deductions) income, net*	319	(233)	0	1,382	0	1,468
Interest expense, net	(2,315)	(759)	(1,605)	0	0	(4,679)
Net income	7,086	301	5,196	1,382	0	13,965
Less: Net income attributable to
noncontrolling interest, net of tax	0	0	0	0	(6,860)	(6,860)
Net income attributable to MGE	$7,086	$301	$5,196	$1,382	$(6,860)	$7,105

Three Months Ended June 30, 2012
Operating revenues	$96,339	$18,629	$2,253	$0	$0	$117,221
Interdepartmental revenues	119	3,077	8,677	0	(11,873)	0
Total operating revenues	96,458	21,706	10,930	0	(11,873)	117,221
Depreciation and amortization	(6,546)	(1,389)	(1,777)	0	0	(9,712)
Other operating expenses*	(77,849)	(20,797)	(3,038)	0	11,873	(89,811)
Operating income (loss)*	12,063	(480)	6,115	0	0	17,698
Other income, net*	38	11	0	1,342	0	1,391
Interest expense, net	(2,465)	(695)	(1,639)	0	0	(4,799)
Net income (loss)	9,636	(1,164)	4,476	1,342	0	14,290
Less: Net income attributable to
noncontrolling interest, net of tax	0	0	0	0	(6,080)	(6,080)
Net income (loss) attributable to MGE	$9,636	$(1,164)	$4,476	$1,342	$(6,080)	$8,210

Six Months Ended June 30, 2013
Operating revenues	$190,340	$102,509	$2,676	$0	$0	$295,525
Interdepartmental revenues	238	7,692	21,264	0	(29,194)	0
Total operating revenues	190,578	110,201	23,940	0	(29,194)	295,525
Depreciation and amortization	(12,714)	(2,860)	(3,580)	0	0	(19,154)
Other operating expenses*	(160,085)	(96,598)	(6,803)	0	29,194	(234,292)
Operating income*	17,779	10,743	13,557	0	0	42,079
Other (deductions) income, net*	1,042	(29)	0	2,807	0	3,820
Interest expense, net	(4,719)	(1,437)	(3,218)	0	0	(9,374)
Net income	14,102	9,277	10,339	2,807	0	36,525
Less: Net income attributable to
noncontrolling interest, net of tax	0	0	0	0	(13,686)	(13,686)
Net income attributable to MGE	$14,102	$9,277	$10,339	$2,807	$(13,686)	$22,839

Six Months Ended June 30, 2012
Operating revenues	$186,275	$75,648	$4,557	$0	$0	$266,480
Interdepartmental revenues	228	6,063	17,353	0	(23,644)	0
Total operating revenues	186,503	81,711	21,910	0	(23,644)	266,480
Depreciation and amortization	(13,024)	(2,759)	(3,553)	0	0	(19,336)
Other operating expenses*	(153,357)	(73,758)	(6,079)	0	23,644	(209,550)
Operating income*	20,122	5,194	12,278	0	0	37,594
Other income, net*	137	39	0	2,674	0	2,850
Interest expense, net	(5,192)	(1,464)	(3,284)	0	0	(9,940)
Net income	15,067	3,769	8,994	2,674	0	30,504
Less: Net income attributable to
noncontrolling interest, net of tax	0	0	0	0	(12,152)	(12,152)
Net income attributable to MGE	$15,067	$3,769	$8,994	$2,674	$(12,152)	$18,352

*Amounts are shown net of the related tax expense, consistent with the presentation on the consolidated MGE Income Statement.

The following table shows segment information for MGE Energy's and MGE's assets and capital expenditures:

	Utility			Consolidated
(In thousands)			Assets				Consolidation/
MGE Energy			not	Nonregulated	Transmission	All	Elimination
	Electric	Gas	Allocated	Energy	Investment	Others	Entries	Total
Assets:
June 30, 2013	$929,269	$265,870	$13,721	$317,538	$62,837	$412,833	$(411,759)	$1,590,309
December 31, 2012	888,444	285,468	18,559	323,216	61,064	413,291	(403,118)	1,586,924
Capital Expenditures:
Six Months Ended June 30, 2013	$55,074	$5,908	$0	$2,155	$0	$0	$0	$63,137
Year ended Dec. 31, 2012	81,965	13,812	0	2,658	0	0	0	98,435

	Utility			Consolidated
(In thousands)			Assets
MGE			not	Nonregulated	Transmission	Elimination
	Electric	Gas	Allocated	Energy	Investment	Entries	Total
Assets:
June 30, 2013	$929,269	$265,870	$13,721	$317,488	$62,837	$(29,744)	$1,559,441
December 31, 2012	888,444	285,468	18,559	323,166	61,064	(23,050)	1,553,651
Capital Expenditures:
Six Months Ended June 30, 2013	$55,074	$5,908	$0	$2,155	$0	$0	$63,137
Year ended Dec. 31, 2012	81,965	13,812	0	2,658	0	0	98,435

Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies [Abstract]
Basis of Presentation

MGE Power Elm Road and MGE Power West Campus own electric generating assets and lease those assets to MGE. Both entities are variable interest entities under applicable authoritative guidance. MGE is considered the primary beneficiary of these entities as a result of contractual agreements. As a result, MGE has consolidated MGE Power Elm Road and MGE Power West Campus.

Share-based Compensation

In addition to units granted in 2009 through 2012, on February 15, 2013, 15,256 units were granted based on the MGE Energy closing stock price as of that date. These units are subject to a five-year graded vesting schedule. On the grant date, MGE Energy and MGE measure the cost of the employee services received in exchange for a performance unit award based on the current market value of MGE Energy common stock. The fair value of the awards has been subsequently re-measured at June 30, 2013, as required by applicable accounting standards. Changes in fair value have been recognized as compensation cost. Since this amount is re-measured quarterly throughout the vesting period, the compensation cost is subject to variability.

For nonretirement eligible employees, stock based compensation costs are accrued and recognized using the graded vesting method. Compensation cost for retirement eligible employees or employees that will become retirement eligible during the vesting schedule are recognized on an abridged horizon. In the event of a bona fide retirement, not followed by work for a competitor, the executive will receive full vesting credit for each outstanding award.

Derivative Hedging

As part of its regular operations, MGE enters into contracts, including options, swaps, futures, forwards, and other contractual commitments, to manage its exposure to commodity prices and gas revenues. To the extent that these contracts are derivatives, MGE assesses whether or not the normal purchases or normal sales exclusion applies. For contracts to which this exclusion cannot be applied, MGE Energy and MGE recognize such derivatives in the consolidated balance sheets at fair value. The majority of MGE's derivative activities are conducted in accordance with its electric and gas risk management program, which is approved by the PSCW and limits the volume MGE can hedge with specific risk management strategies. The maximum length of time over which cash flows related to energy commodities can be hedged is four years. If the derivative qualifies for regulatory deferral, the derivatives are marked to fair value and are offset with a corresponding regulatory asset or liability. The deferred gain or loss is recognized in earnings in the delivery month applicable to the instrument. Gains and losses related to hedges qualifying for regulatory treatment are recoverable in gas rates through the PGA or in electric rates as a component of the fuel rules mechanism.

Derivative Netting

All derivative instruments in this table are presented on a gross basis and are calculated prior to the netting of instruments with the same counterparty under a master netting agreement as well as the netting of collateral. For financial statement purposes, MGE Energy and MGE have netted instruments with the same counterparty under a master netting agreement as well as the netting of collateral.

Wisconsin Fuel Rules

Fuel rules require the PSCW and Wisconsin utilities to defer electric fuel-related costs that fall outside a symmetrical cost tolerance band around the amount approved for a utility in its most recent base rate proceedings. Any over/under recovery of the actual costs is determined on an annual basis and will be adjusted in future billings to electric retail customers. The fuel rules bandwidth is currently set at plus or minus 2%. Under fuel rules, MGE would defer costs, less any excess revenues, if its actual electric fuel costs exceeded 102% of the electric fuel costs allowed in its latest rate order. Excess revenues are defined as revenues in the year in question that provide MGE with a greater return on common equity than authorized by the PSCW in MGE's latest rate order. Conversely, MGE is required to defer the benefit of lower costs if actual electric fuel costs were less than 98% of the electric fuel costs allowed in that order.

Recurring Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or would be paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The standard clarifies that fair value should be based on the assumptions market participants would use when pricing the asset or liability including assumptions about risk. The standard also establishes a three level fair value hierarchy based upon the observability of the assumptions used and requires the use of observable market data when available. The levels are:

Level 1 - Pricing inputs are quoted prices within active markets for identical assets or liabilities.

Level 2 - Pricing inputs are quoted prices within active markets for similar assets or liabilities; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations that are correlated with or otherwise verifiable by observable market data.

Level 3 - Pricing inputs are unobservable and reflect management's best estimate of what market participants would use in pricing the asset or liability.

Investments include exchange-traded investment securities valued using quoted prices on active exchanges and are therefore classified as Level 1.

Derivatives include exchange-traded derivative contracts, over-the-counter transactions, a ten-year purchased power agreement, and FTRs. Most exchange-traded derivative contracts are valued based on unadjusted quoted prices in active markets and are therefore classified as Level 1. A small number of exchange-traded derivative contracts are valued using quoted market pricing in markets with insufficient volumes and are therefore classified as Level 3. Transactions done with an over-the-counter party are on inactive markets and are therefore classified as Level 3. These transactions are valued based on quoted prices from markets with similar exchange traded transactions. FTRs are priced based upon monthly auction results for identical or similar instruments in a closed market with limited data available and are therefore classified as Level 3.

The ten-year purchased power agreement (see Footnote 9) was valued using an internally-developed pricing model and therefore is classified as Level 3. The model projects future market energy prices and compares those prices to the projected power costs to be incurred under the contract. Inputs to the model require significant management judgment and estimation. Future energy prices are based on a forward power pricing curve using exchange-traded contracts in the electric futures market, where such exchange-traded contracts exist, and upon calculations based on forward gas prices, where such exchange-traded contracts do not exist. A basis adjustment is applied to the market energy price to reflect the price differential between the market price delivery point and the counterparty delivery point. The historical relationship between the delivery points is reviewed and a discount (below 100%) or premium (above 100%) is derived. This comparison is done for both peak times when demand is high and off peak times when demand is low. If the basis adjustment is lowered, the fair value measurement will decrease and if the basis adjustment is increased, the fair value measurement will increase.

The projected power costs anticipated to be incurred under the purchased power agreement are determined using many factors, including historical generating costs, future prices, and expected fuel mix of the counterparty. An increase in the projected fuel costs would result in a decrease in the fair value measurement of the purchased power agreement. A significant input that MGE estimates is the counterparty's fuel mix in determining the projected power cost. MGE also considers the assumptions that market participants would use in valuing the asset or liability. This consideration includes assumptions about market risk such as liquidity, volatility, and contract duration. The fair value model uses a discount rate that incorporates discounting, credit, and model risks.

This model is prepared by members of MGE's Energy Supply group. It is reviewed on a quarterly basis by management in Energy Supply and Finance to review the assumptions, inputs, and fair value measurements.

The following table presents the significant unobservable inputs used in the pricing model.

Significant Unobservable Inputs	Model Input
Basis adjustment:
On peak	96.3%
Off peak	95.7%
Counterparty fuel mix:
Internal generation	50% - 70%
Purchased power	50% - 30%

The deferred compensation plan allows participants to defer certain cash compensation into a notional investment account. These amounts are included within other deferred liabilities in the consolidated balance sheets of MGE Energy and MGE. The notional investments earn interest based upon the semiannual rate of U.S. Treasury Bills having a 26 week maturity increased by 1% compounded monthly with a minimum annual rate of 7%, compounded monthly. The notional investments are based upon observable market data, however, since the deferred compensation obligations themselves are not exchanged in an active market, they are classified as Level 2.

New Accounting Pronouncements

a.       Presentation of Comprehensive Income.

       In February 2013, the FASB issued authoritative guidance within the Codification's Comprehensive Income topic that provides guidance on the reporting of amounts reclassified out of accumulated other comprehensive income. Reclassification adjustments will be presented either on the financial statement where income is presented or as a separate disclosure in the notes to the financial statements. This authoritative guidance became effective January 1, 2013. The authoritative guidance had no effect on our financial statement presentation or notes to the financial statements.

b.       Disclosures about Offsetting Assets and Liabilities.

       In December 2011, the FASB issued authoritative guidance within the Codification's Balance Sheet topic that provides guidance on disclosures about offsetting assets and liabilities. The new disclosure requirements mandate that entities disclose both gross and net information for instruments and transactions eligible for offset in the balance sheet as well as instruments and transactions subject to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connections with a master netting arrangement. On January 31, 2013, the FASB issued additional authoritative guidance which clarified the scope of disclosures about offsetting assets and liabilities. The revised guidance limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. This authoritative guidance became effective January 1, 2013. The authoritative guidance did not have a financial impact, but required additional disclosures. See Footnote 9 for additional information.

c.       Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date.

In February 2013, the FASB issued authoritative guidance within the Codification's Balance Sheet topic that provides guidance on the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. This authoritative guidance will become effective January 1, 2014. The authoritative guidance will not have a financial or disclosure impact.

d.        Presentation of an Unrecognized Tax Benefit.

In July 2013, the FASB issued authoritative guidance within the Codification's Income Statement topic that provides guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exist. The authoritative guidance was issued to eliminate diversity in practice by providing guidance on the presentation of unrecognized tax benefits. This authoritative guidance will become effective January 1, 2014. The authoritative guidance will not have a financial statement or disclosure impact, unless MGE Energy or its subsidiaries are in a net operating loss position.

Investment in ATC (Tables)	6 Months Ended
Jun. 30, 2013
Investment in ATC (Tables) [Abstract]
ATC's Summarized Financial Data
	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In thousands)	2013	2012	2013	2012
Operating revenues	$152,128	$152,171	$303,865	$299,833
Operating expenses	(69,875)	(71,760)	(139,645)	(141,326)
Other income (expense), net	116	(327)	(332)	(827)
Interest expense, net	(21,052)	(20,776)	(42,096)	(40,277)
Earnings before members' income taxes	$61,317	$59,308	$121,792	$117,403

Pension and Other Postretirement Plans (Tables)	6 Months Ended
Jun. 30, 2013
Pension and Other Postretirement Plans (Tables) [Abstract]
Net Periodic Benefit Cost
	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In thousands)	2013	2012	2013	2012
Pension Benefits
Components of net periodic benefit cost:
Service cost	$1,911	$1,920	$3,840	$3,743
Interest cost	3,157	3,321	6,343	6,475
Expected return on assets	(4,733)	(4,021)	(9,509)	(7,839)
Amortization of:
Prior service cost	79	114	158	222
Actuarial loss	1,997	2,112	4,012	4,118
Net periodic benefit cost	$2,411	$3,446	$4,844	$6,719

Postretirement Benefits
Components of net periodic benefit cost:
Service cost	$591	$606	$1,187	$1,253
Interest cost	962	1,053	1,932	2,178
Expected return on assets	(540)	(407)	(1,084)	(842)
Amortization of:
Transition obligation	1	99	2	206
Prior service cost	27	26	55	54
Actuarial loss	309	581	620	1,201
Net periodic benefit cost	$1,350	$1,958	$2,712	$4,050

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies (Tables) [Abstract]
Chattel Paper Principal Payments
(In thousands)	2013	2014	2015	2016	2017
Chattel Paper	$372	$577	$891	$815	$405

Purchase Contracts
(In thousands)	2013	2014	2015	2016	2017
Coal(a)	$14,686	$16,287	$9,921	$3,770	$1,040
Natural gas supply(b)	14,178	13,836	0	0	0
Purchase power(c)	49,513	48,593	47,667	48,697	49,717
Other	1,798	0	0	0	0
	$80,175	$78,716	$57,588	$52,467	$50,757

Derivative and Hedging Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Derivative and Hedging Instruments (Tables) [Abstract]
Gross Notional Volume of Open Derivatives
	June 30, 2013	December 31, 2012
Commodity derivative contracts	277,295 MWh	444,650 MWh
Commodity derivative contracts	2,940,000 Dth	1,980,000 Dth
FTRs	4,598 MW	2,670 MW

Fair Value of Derivative Instruments on the Balance Sheet
	Asset Derivatives		Liability Derivatives
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
June 30, 2013
Commodity derivative contracts	Other current assets	$521	Derivative liability (current)	$241
Commodity derivative contracts	Other deferred charges	32	Derivative liability (long-term)	17
FTRs	Other current assets	786	Derivative liability (current)	0
Ten-year PPA	N/A	N/A	Derivative liability (current)	9,200
Ten-year PPA	N/A	N/A	Derivative liability (long-term)	58,530

December 31, 2012
Commodity derivative contracts	Other current assets	$365	Derivative liability (current)	$394
Commodity derivative contracts	Other deferred charges	95	Derivative liability (long-term)	11
FTRs	Other current assets	206	Derivative liability (current)	0
Ten-year PPA	N/A	N/A	Derivative liability (current)	9,270
Ten-year PPA	N/A	N/A	Derivative liability (long-term)	63,320

Offsetting Assets
Offsetting of Derivative Assets

		Gross amounts	Collateral	Net amount
		offset in	posted against	presented in
(In thousands)	Gross amounts	balance sheet	derivative positions	balance sheet
June 30, 2013
Commodity derivative contracts	$553	$(258)	$-	$295
FTRs	786	-	-	786

December 31, 2012
Commodity derivative contracts	$460	$(405)	$-	$55
FTRs	206	-	-	206

Offsetting Liabilities
Offsetting of Derivative Liabilities

		Gross amounts	Collateral	Net amount
		offset in	posted against	presented in
(In thousands)	Gross amounts	balance sheet	derivative positions	balance sheet
June 30, 2013
Commodity derivative contracts	$258	$(258)	$-	$-
Ten-year PPA	67,730	-	-	67,730

December 31, 2012
Commodity derivative contracts	$405	$(405)	$-	$-
Ten-year PPA	72,590	-	-	72,590

Derivative Gains and Losses in Balance Sheet
	2013		2012
(In thousands)	Current and long-term regulatory asset	Other current assets	Current and long-term regulatory asset	Other current assets
Three Months Ended June 30:
Balance at April 1,	$69,197	$259	$71,514	$672
Change in unrealized (gain) loss	(1,963)	0	9,791	0
Realized loss reclassified to a deferred account	(388)	388	(222)	222
Realized gain (loss) reclassified to income
statement	(197)	11	(1,721)	(176)
Balance at June 30,	$66,649	$658	$79,362	$718

Six Months Ended June 30:
Balance at January 1,	$72,329	$574	$42,356	$1,604
Change in unrealized (gain) loss	(3,660)	0	43,101	0
Realized loss reclassified to a deferred account	(678)	678	(2,880)	2,880
Realized loss reclassified to income
statement	(1,342)	(594)	(3,215)	(3,766)
Balance at June 30,	$66,649	$658	$79,362	$718

Derivative Gains and Losses in Income Statement
	Realized losses (gains)
		Fuel for electric
	Regulated	generation/	Cost of
(In thousands)	gas revenues	purchased power	gas sold
Three Months Ended June 30, 2013:
Commodity derivative contracts	$0	$(538)	$0
FTRs	0	(351)	0
Ten-year PPA	0	1,075	0

Three Months Ended June 30, 2012:
Commodity derivative contracts	$0	$582	$0
FTRs	0	96	0
Ten-year PPA	0	1,219	0

Six Months Ended June 30, 2013:
Commodity derivative contracts	$0	$(516)	$608
FTRs	0	(509)	0
Ten-year PPA	0	2,353	0

Six Months Ended June 30, 2012:
Commodity derivative contracts	$0	$2,510	$3,090
FTRs	0	162	0
Ten-year PPA	0	1,219	0

Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value of Financial Instruments (Tables) [Abstract]
Estimated Fair Market Value of Financial Instruments
	June 30, 2013		December 31, 2012
	Carrying	Fair	Carrying	Fair
(In thousands)	Amount	Value	Amount	Value
MGE Energy
Assets:
Cash and cash equivalents	$42,333	$42,333	$46,357	$46,357
Liabilities:
Short-term debt - commercial paper	14,000	14,000	0	0
Long-term debt*	360,472	401,854	361,805	427,456

MGE
Assets:
Cash and cash equivalents	5,310	5,310	6,350	6,350
Liabilities:
Short-term debt - commercial paper	14,000	14,000	0	0
Long-term debt*	360,472	401,854	361,805	427,456

*Includes long-term debt due within one year.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
	Fair Value as of June 30, 2013
(In thousands)	Total	Level 1	Level 2	Level 3
MGE Energy
Assets:
Exchange-traded investments	$553	$553	$0	$0
Total Assets	$553	$553	$0	$0
Liabilities:
Derivatives, net	$66,649	$(207)	$0	$66,856
Deferred compensation	2,174	0	2,174	0
Total Liabilities	$68,823	$(207)	$2,174	$66,856

MGE
Assets:
Exchange-traded investments	$164	$164	$0	$0
Total Assets	$164	$164	$0	$0
Liabilities:
Derivatives, net	$66,649	$(207)	$0	$66,856
Deferred compensation	2,174	0	2,174	0
Total Liabilities	$68,823	$(207)	$2,174	$66,856

	Fair Value as of December 31, 2012
(In thousands)	Total	Level 1	Level 2	Level 3
MGE Energy
Assets:
Exchange-traded investments	$320	$320	$0	$0
Total Assets	$320	$320	$0	$0
Liabilities:
Derivatives, net	$72,329	$(17)	$0	$72,346
Deferred compensation	2,010	0	2,010	0
Total Liabilities	$74,339	$(17)	$2,010	$72,346

MGE
Assets:
Exchange-traded investments	$117	$117	$0	$0
Total Assets	$117	$117	$0	$0
Liabilities:
Derivatives, net	$72,329	$(17)	$0	$72,346
Deferred compensation	2,010	0	2,010	0
Total Liabilities	$74,339	$(17)	$2,010	$72,346

Significant Unobservable Inputs
Significant Unobservable Inputs	Model Input
Basis adjustment:
On peak	96.3%
Off peak	95.7%
Counterparty fuel mix:
Internal generation	50% - 70%
Purchased power	50% - 30%

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In thousands)	2013	2012	2013	2012
Beginning balance,	$(69,598)	$(71,188)	$(72,346)	$(40,661)
Realized and unrealized gains (losses):
Included in regulatory liabilities (assets)	2,743	(8,392)	5,490	(38,919)
Included in other comprehensive income	0	0	0	0
Included in earnings	(44)	(1,726)	(1,351)	(3,228)
Included in current assets	(123)	(94)	(123)	(145)
Purchases	6,162	1,917	11,724	1,967
Sales	0	32	(2)	64
Issuances	0	0	0	0
Settlements	(5,996)	(129)	(10,248)	1,342
Transfers in and/or out of Level 3	0	0	0	0
Balance as of June 30,	$(66,856)	$(79,580)	$(66,856)	$(79,580)
Total gains (losses) included in earnings attributed to
the change in unrealized gains (losses) related to
assets and liabilities held at June 30,(a)	$0	$0	$0	$0

Gains and Losses Included in Income for Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In thousands)	2013	2012	2013	2012
Purchased Power Expense	$(44)	$(1,726)	$(1,351)	$(3,228)
Cost of Gas Sold Expense	0	0	0	0
Regulated Gas Revenues	0	0	0	0
Total	$(44)	$(1,726)	$(1,351)	$(3,228)

Segment Information (Tables)	6 Months Ended
Jun. 30, 2013
Segment Information (Tables) [Line Items]
Segment Information
(In thousands)			Non-			Consolidation/
MGE Energy			Regulated	Transmission	All	Elimination	Consolidated
	Electric	Gas	Energy	Investment	Others	Entries	Total
Three Months Ended June 30, 2013
Operating revenues	$96,846	$30,042	$1,400	$0	$0	$0	$128,288
Interdepartmental revenues	129	2,816	10,691	0	0	(13,636)	0
Total operating revenues	96,975	32,858	12,091	0	0	(13,636)	128,288
Depreciation and amortization	(6,314)	(1,435)	(1,781)	0	0	0	(9,530)
Other operating expenses	(78,051)	(29,572)	(26)	0	(248)	13,636	(94,261)
Operating income (loss)	12,610	1,851	10,284	0	(248)	0	24,497
Other (deductions) income, net	485	(185)	0	2,309	102	0	2,711
Interest (expense) income, net	(2,315)	(759)	(1,605)	0	22	0	(4,657)
Income (loss) before taxes	10,780	907	8,679	2,309	(124)	0	22,551
Income tax (provision) benefit	(3,694)	(606)	(3,483)	(927)	50	0	(8,660)
Net income (loss)	$7,086	$301	$5,196	$1,382	$(74)	$0	$13,891

Three Months Ended June 30, 2012
Operating revenues	$96,339	$18,629	$2,253	$0	$0	$0	$117,221
Interdepartmental revenues	119	3,077	8,677	0	0	(11,873)	0
Total operating revenues	96,458	21,706	10,930	0	0	(11,873)	117,221
Depreciation and amortization	(6,546)	(1,389)	(1,777)	0	0	0	(9,712)
Other operating expenses	(72,265)	(21,746)	(37)	0	(253)	11,873	(82,428)
Operating income (loss)	17,647	(1,429)	9,116	0	(253)	0	25,081
Other income, net	96	27	0	2,242	184	0	2,549
Interest (expense) income, net	(2,465)	(695)	(1,639)	0	35	0	(4,764)
Income (loss) before taxes	15,278	(2,097)	7,477	2,242	(34)	0	22,866
Income tax (provision) benefit	(5,642)	933	(3,001)	(900)	14	0	(8,596)
Net income (loss)	$9,636	$(1,164)	$4,476	$1,342	$(20)	$0	$14,270

Six Months Ended June 30, 2013
Operating revenues	$190,340	$102,509	$2,676	$0	$0	$0	$295,525
Interdepartmental revenues	238	7,692	21,264	0	0	(29,194)	0
Total operating revenues	190,578	110,201	23,940	0	0	(29,194)	295,525
Depreciation and amortization	(12,714)	(2,860)	(3,580)	0	0	0	(19,154)
Other operating expenses	(152,976)	(90,009)	(63)	0	(392)	29,194	(214,246)
Operating income (loss)	24,888	17,332	20,297	0	(392)	0	62,125
Other (deductions) income, net	1,060	(23)	0	4,705	278	0	6,020
Interest (expense) income, net	(4,719)	(1,437)	(3,218)	0	42	0	(9,332)
Income (loss) before taxes	21,229	15,872	17,079	4,705	(72)	0	58,813
Income tax (provision) benefit	(7,127)	(6,595)	(6,740)	(1,898)	22	0	(22,338)
Net income (loss)	$14,102	$9,277	$10,339	$2,807	$(50)	$0	$36,475

Six Months Ended June 30, 2012
Operating revenues	$186,275	$75,648	$4,557	$0	$0	$0	$266,480
Interdepartmental revenues	228	6,063	17,353	0	0	(23,644)	0
Total operating revenues	186,503	81,711	21,910	0	0	(23,644)	266,480
Depreciation and amortization	(13,024)	(2,759)	(3,553)	0	0	0	(19,336)
Other operating expenses	(145,053)	(71,487)	(49)	0	(674)	23,644	(193,619)
Operating income (loss)	28,426	7,465	18,308	0	(674)	0	53,525
Other income, net	260	73	0	4,484	302	0	5,119
Interest (expense) income, net	(5,192)	(1,464)	(3,284)	0	72	0	(9,868)
Income (loss) before taxes	23,494	6,074	15,024	4,484	(300)	0	48,776
Income tax (provision) benefit	(8,427)	(2,305)	(6,030)	(1,810)	114	0	(18,458)
Net income (loss)	$15,067	$3,769	$8,994	$2,674	$(186)	$0	$30,318

(In thousands)			Non-		Consolidation/
MGE			Regulated	Transmission	Elimination	Consolidated
	Electric	Gas	Energy	Investment	Entries	Total
Three Months Ended June 30, 2013
Operating revenues	$96,846	$30,042	$1,400	$0	$0	$128,288
Interdepartmental revenues	129	2,816	10,691	0	(13,636)	0
Total operating revenues	96,975	32,858	12,091	0	(13,636)	128,288
Depreciation and amortization	(6,314)	(1,435)	(1,781)	0	0	(9,530)
Other operating expenses*	(81,579)	(30,130)	(3,509)	0	13,636	(101,582)
Operating income*	9,082	1,293	6,801	0	0	17,176
Other (deductions) income, net*	319	(233)	0	1,382	0	1,468
Interest expense, net	(2,315)	(759)	(1,605)	0	0	(4,679)
Net income	7,086	301	5,196	1,382	0	13,965
Less: Net income attributable to
noncontrolling interest, net of tax	0	0	0	0	(6,860)	(6,860)
Net income attributable to MGE	$7,086	$301	$5,196	$1,382	$(6,860)	$7,105

Three Months Ended June 30, 2012
Operating revenues	$96,339	$18,629	$2,253	$0	$0	$117,221
Interdepartmental revenues	119	3,077	8,677	0	(11,873)	0
Total operating revenues	96,458	21,706	10,930	0	(11,873)	117,221
Depreciation and amortization	(6,546)	(1,389)	(1,777)	0	0	(9,712)
Other operating expenses*	(77,849)	(20,797)	(3,038)	0	11,873	(89,811)
Operating income (loss)*	12,063	(480)	6,115	0	0	17,698
Other income, net*	38	11	0	1,342	0	1,391
Interest expense, net	(2,465)	(695)	(1,639)	0	0	(4,799)
Net income (loss)	9,636	(1,164)	4,476	1,342	0	14,290
Less: Net income attributable to
noncontrolling interest, net of tax	0	0	0	0	(6,080)	(6,080)
Net income (loss) attributable to MGE	$9,636	$(1,164)	$4,476	$1,342	$(6,080)	$8,210

Six Months Ended June 30, 2013
Operating revenues	$190,340	$102,509	$2,676	$0	$0	$295,525
Interdepartmental revenues	238	7,692	21,264	0	(29,194)	0
Total operating revenues	190,578	110,201	23,940	0	(29,194)	295,525
Depreciation and amortization	(12,714)	(2,860)	(3,580)	0	0	(19,154)
Other operating expenses*	(160,085)	(96,598)	(6,803)	0	29,194	(234,292)
Operating income*	17,779	10,743	13,557	0	0	42,079
Other (deductions) income, net*	1,042	(29)	0	2,807	0	3,820
Interest expense, net	(4,719)	(1,437)	(3,218)	0	0	(9,374)
Net income	14,102	9,277	10,339	2,807	0	36,525
Less: Net income attributable to
noncontrolling interest, net of tax	0	0	0	0	(13,686)	(13,686)
Net income attributable to MGE	$14,102	$9,277	$10,339	$2,807	$(13,686)	$22,839

Six Months Ended June 30, 2012
Operating revenues	$186,275	$75,648	$4,557	$0	$0	$266,480
Interdepartmental revenues	228	6,063	17,353	0	(23,644)	0
Total operating revenues	186,503	81,711	21,910	0	(23,644)	266,480
Depreciation and amortization	(13,024)	(2,759)	(3,553)	0	0	(19,336)
Other operating expenses*	(153,357)	(73,758)	(6,079)	0	23,644	(209,550)
Operating income*	20,122	5,194	12,278	0	0	37,594
Other income, net*	137	39	0	2,674	0	2,850
Interest expense, net	(5,192)	(1,464)	(3,284)	0	0	(9,940)
Net income	15,067	3,769	8,994	2,674	0	30,504
Less: Net income attributable to
noncontrolling interest, net of tax	0	0	0	0	(12,152)	(12,152)
Net income attributable to MGE	$15,067	$3,769	$8,994	$2,674	$(12,152)	$18,352

*Amounts are shown net of the related tax expense, consistent with the presentation on the consolidated MGE Income Statement.

The following table shows segment information for MGE Energy's and MGE's assets and capital expenditures:

	Utility			Consolidated
(In thousands)			Assets				Consolidation/
MGE Energy			not	Nonregulated	Transmission	All	Elimination
	Electric	Gas	Allocated	Energy	Investment	Others	Entries	Total
Assets:
June 30, 2013	$929,269	$265,870	$13,721	$317,538	$62,837	$412,833	$(411,759)	$1,590,309
December 31, 2012	888,444	285,468	18,559	323,216	61,064	413,291	(403,118)	1,586,924
Capital Expenditures:
Six Months Ended June 30, 2013	$55,074	$5,908	$0	$2,155	$0	$0	$0	$63,137
Year ended Dec. 31, 2012	81,965	13,812	0	2,658	0	0	0	98,435

	Utility			Consolidated
(In thousands)			Assets
MGE			not	Nonregulated	Transmission	Elimination
	Electric	Gas	Allocated	Energy	Investment	Entries	Total
Assets:
June 30, 2013	$929,269	$265,870	$13,721	$317,488	$62,837	$(29,744)	$1,559,441
December 31, 2012	888,444	285,468	18,559	323,166	61,064	(23,050)	1,553,651
Capital Expenditures:
Six Months Ended June 30, 2013	$55,074	$5,908	$0	$2,155	$0	$0	$63,137
Year ended Dec. 31, 2012	81,965	13,812	0	2,658	0	0	98,435

Equity and Financing Arrangements (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended				3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jul. 18, 2013 Issuance of debt - 4.42%, due 2043 [Member]	Jul. 18, 2013 Issuance of debt - 4.47%, due 2048 [Member]	Jul. 18, 2013 Repayment of debt - 5.26%, due 2017 [Member]	Jul. 18, 2013 Repayment of debt - 5.59%, due 2018 [Member]	Jul. 18, 2013 5.59%, due 2018 [Member]	Jun. 30, 2013 MGE Energy [Member]	Jun. 19, 2013 MGE Energy [Member]	Jun. 30, 2013 MGE [Member]	Jun. 19, 2013 MGE [Member]
Common Stock Disclosures [Abstract]
Common stock issued during period	0	0
Dilutive Securities [Abstract]
Dilutive Securities	$ 0
Credit Facilities [Line Items]
Revolving credit facility								50	40	100	75
Floating rate-based borrowings adder minimum								0.00%		0.00%
Floating rate-based borrowings adder maximum								0.13%		0.13%
Eurodollar-based borrowings adder minimum								0.68%		0.68%
Eurodollar-based borrowings adder maximum								1.13%		1.13%
Federal funds fixed base rate								0.50%		0.50%
Eurodollar fixed base rate								1.00%		1.00%
Line of credit borrowings								0		0
Commercial paper outstanding										14
Debt Instruments [Line Items]
Unsecured debt			20	20
Interest rate			4.42%	4.47%	5.26%	5.59%	5.59%
Redeemed and retired debt					20	20
Make-whole premium					3.2	3.6
Secured debt							$ 20

Investment in ATC (Details-1) (USD $)	6 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jul. 31, 2013 Mge Transco [Member] ATC Capital Contribution [Member]	Jun. 30, 2013 ATC [Member] Mge Transco [Member]	Jun. 30, 2012 ATC [Member] Mge Transco [Member]	Dec. 31, 2012 ATC [Member] Mge Transco [Member]
Schedule Of Equity Method Investments [Line Items]
Equity earnings from investment in ATC	$ 4,705,000	$ 4,484,000		$ 4,700,000	$ 4,500,000
Dividends from ATC	3,638,000	3,494,000		3,600,000	3,500,000
Contributions to ATC				700,000	900,000
Investment in ATC				62,800,000		61,000,000
Subsequent Events [Line Items]
Subsequent Event, Description			On July 31, 2013, MGE Transco made a $0.4 million capital contribution to ATC.
Contributions to ATC	$ 950,000	$ 938,000	$ 400,000

Investment in ATC (Details-2) (ATC [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
ATC [Member]
Equity Method Investment Summarized Financial Information Gross Profit Loss [Line Items]
Operating revenues	$ 152,128	$ 152,171	$ 303,865	$ 299,833
Operating expenses	(69,875)	(71,760)	(139,645)	(141,326)
Other expense, net	116	(327)	(332)	(827)
Interest expense, net	(21,052)	(20,776)	(42,096)	(40,277)
Earnings before members' income taxes	$ 61,317	$ 59,308	$ 121,792	$ 117,403

Columbia Environmental Project Construction (Details) (USD $)	Dec. 31, 2014	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Columbia Environmental Project [Member]	Jun. 30, 2012 Columbia Environmental Project [Member]	Jun. 30, 2013 Columbia Environmental Project [Member]	Jun. 30, 2012 Columbia Environmental Project [Member]	Jun. 30, 2013 Columbia Units [Member]
Jointly Owned Utility Plant Interests [Line Items]
Columbia's share of MGE's net generating capability								29.00%
Ownership interest in jointly owned plant								22.00%
WPL ownership interest of Columbia								46.20%
WPSC ownership interest of Columbia								31.80%
Expected Capital Expenditures [Line Items]
MGE's total share of expected capital expenditures						$ 140,000,000
MGE's share of expected capital expenditures current year						29,000,000
MGE's share of expected capital expenditures next year						12,000,000
Total incurred costs to date		132,750,000	98,411,000	98,900,000		98,900,000
Columbia environmental project commitments				38,600,000		38,600,000
Carrying cost on pre-construction costs - AFUDC rate	100.00%			50.00%	100.00%	50.00%	100.00%
AFUDC - equity funds				$ 600,000	$ 200,000	$ 1,100,000	$ 300,000
MGE rate of return		50.00%

Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Unrecognized tax benefits that would impact effective tax rate [Abstract]
Total unrecognized tax benefit	$ 1.9		$ 1.9		$ 3.2
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
Effective income tax rate	38.40%	37.60%	38.00%	37.80%
MGE [Member]
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
Effective income tax rate	38.40%	37.60%	38.00%	37.80%

Pension and Other Postretirement Plans (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Deferred pension and OPRB costs recovered [Abstract]
Deferred pension and OPRB costs recovered	$ 300,000	$ 300,000	$ 600,000	$ 600,000
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,911,000	1,920,000	3,840,000	3,743,000
Interest cost	3,157,000	3,321,000	6,343,000	6,475,000
Expected return on assets	(4,733,000)	(4,021,000)	(9,509,000)	(7,839,000)
Amortization of:
Prior service cost	79,000	114,000	158,000	222,000
Actuarial loss	1,997,000	2,112,000	4,012,000	4,118,000
Net periodic benefit cost	2,411,000	3,446,000	4,844,000	6,719,000
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	591,000	606,000	1,187,000	1,253,000
Interest cost	962,000	1,053,000	1,932,000	2,178,000
Expected return on assets	(540,000)	(407,000)	(1,084,000)	(842,000)
Amortization of:
Transition obligation	1,000	99,000	2,000	206,000
Prior service cost	27,000	26,000	55,000	54,000
Actuarial loss	309,000	581,000	620,000	1,201,000
Net periodic benefit cost	$ 1,350,000	$ 1,958,000	$ 2,712,000	$ 4,050,000

Share Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended
	Feb. 15, 2013	Jun. 30, 2013	Jun. 30, 2012
Performance Unit Plan [Abstract]
Performance units granted	15,256
Compensation expense		$ 1	$ 0.8
Cash payments for prior activity		1
Forfeitures		0	0
Vested awards		$ 3.6

Commitments and Contingencies (Details-1) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Columbia Clean Air Act Litigation [Abstract]
Columbia Clean Air Act litigation civil penalties	$ 0.2
Columbia Clean Air Act litigation environmental mitigation costs	0.6
Columbia Environmental Project [Member]
Expected Capital Expenditures [Line Items]
MGE's total share of expected capital expenditures	140
Columbia Commitments [Abstract]
Columbia environmental project commitments	$ 38.6
Columbia Units [Member]
Jointly Owned Utility Plant Interests [Line Items]
Generating capability - MW	225
Columbia's share of MGE's net generating capability	29.00%
Ownership interest in jointly owned plant	22.00%
WPL ownership interest of Columbia	46.20%
WPSC ownership interest of Columbia	31.80%

Commitments and Contingencies (Details-2) (USD $)	6 Months Ended
Jun. 30, 2013
Chattel Paper Purchase Agreement [Abstract]
Chattel paper purchase agreement maximum interest	$ 10,000,000
Outstanding interest in chattel paper receivables	4,400,000
Servicing asset recognized	200,000
Operating expense purchase contracts [Abstract]
Purchase obligation due in next twelve months	80,175,000
Purchase obligation due in second year	78,716,000
Purchase obligation due in third year	57,588,000
Purchase obligation due in fourth year	52,467,000
Purchase obligation due in fifth year	50,757,000
Smart Grid Investment Grant [Abstract]
Smart Grid grant approval amount	5,500,000
Total cost of proposed projects	11,000,000
Smart grid expenditures to date	10,300,000
Coal Commitment [Member]
Operating expense purchase contracts [Abstract]
Purchase obligation due in next twelve months	14,686,000
Purchase obligation due in second year	16,287,000
Purchase obligation due in third year	9,921,000
Purchase obligation due in fourth year	3,770,000
Purchase obligation due in fifth year	1,040,000
Natural Gas Supply Commitment [Member]
Operating expense purchase contracts [Abstract]
Purchase obligation due in next twelve months	14,178,000
Purchase obligation due in second year	13,836,000
Purchase obligation due in third year	0
Purchase obligation due in fourth year	0
Purchase obligation due in fifth year	0
Purchase Power Commitment [Member]
Operating expense purchase contracts [Abstract]
Purchase obligation due in next twelve months	49,513,000
Purchase obligation due in second year	48,593,000
Purchase obligation due in third year	47,667,000
Purchase obligation due in fourth year	48,697,000
Purchase obligation due in fifth year	49,717,000
Other Commitment [Member]
Operating expense purchase contracts [Abstract]
Purchase obligation due in next twelve months	1,798,000
Purchase obligation due in second year	0
Purchase obligation due in third year	0
Purchase obligation due in fourth year	0
Purchase obligation due in fifth year	0
Smart Grid Investment Grant [Member]
Contractual obligation [Abstract]
Contractual obligation due in next twelve months	1,400,000
Chattel Paper [Member]
Contractual obligation [Abstract]
Contractual obligation due in next twelve months	372,000
Contractual obligation due in second year	577,000
Contractual obligation due in third year	891,000
Contractual obligation due in fourth year	815,000
Contractual obligation due in fifth year	$ 405,000

Derivative and Hedging Instruments (Details-1) (USD $)	Jun. 30, 2013 MW MWh Dth	Dec. 31, 2012 MWh Dth MW
Gross notional volume of open derivatives [Abstract]
Commodity derivative contracts - MWh	277,295	444,650
Commodity derivative contracts - Dth	2,940,000	1,980,000
Financial transmission rights - MW	4,598	2,670
Derivative fair values [Abstract]
Exchange traded and financial transmission rights	$ 1,100,000	$ 300,000
Purchased power agreement	(67,700,000)	(72,600,000)
Derivatives Fair Value [Line Items]
Derivative liability (current)	9,200,000	9,270,000
Derivative liability (long-term)	58,530,000	63,320,000
Commodity Derivative Contracts [Member]
Derivatives Fair Value [Line Items]
Other current assets	521,000	365,000
Other defered charges	32,000	95,000
Derivative liability (current)	241,000	394,000
Derivative liability (long-term)	17,000	11,000
Offsetting Assets [Line Items]
Gross amounts	553,000	460,000
Gross amounts offset in balance sheet	(258,000)	(405,000)
Collateral posted against derivative positions	0	0
Net amount presented in balance sheet	295,000	55,000
Financial Transmission Rights [Member]
Derivatives Fair Value [Line Items]
Other current assets	786,000	206,000
Derivative liability (current)	0	0
Offsetting Assets [Line Items]
Gross amounts	786,000	206,000
Gross amounts offset in balance sheet	0	0
Collateral posted against derivative positions	0	0
Net amount presented in balance sheet	786,000	206,000
Purchased Power Agreement [Member]
Derivatives Fair Value [Line Items]
Derivative liability (current)	9,200,000	9,270,000
Derivative liability (long-term)	$ 58,530,000	$ 63,320,000

Derivative and Hedging Instruments (Details-2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Commodity Derivative Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts	$ 258	$ 405
Gross amounts offset in balance sheet	(258)	(405)
Collateral posted against derivative positions	0	0
Net amount presented in balance sheet	0	0
Purchased Power Agreement [Member]
Offsetting Liabilities [Line Items]
Gross amounts	67,730	72,590
Gross amounts offset in balance sheet	0	0
Collateral posted against derivative positions	0	0
Net amount presented in balance sheet	$ 67,730	$ 72,590

Derivative and Hedging Instruments (Details-3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Regulatory Asset [Member]
Derivative Unrealized Realized Gains Losses On Balance Sheet [Line Items]
Beginning balance,	$ 69,197	$ 71,514	$ 72,329	$ 42,356
Change in unrealized loss (gain)	(1,963)	9,791	(3,660)	43,101
Realized loss reclassified to a deferred account	(388)	(222)	(678)	(2,880)
Realized gain (loss) reclassified to income statement	(197)	(1,721)	(1,342)	(3,215)
Ending balance,	66,649	79,362	66,649	79,362
Other Current Assets [Member]
Derivative Unrealized Realized Gains Losses On Balance Sheet [Line Items]
Beginning balance,	259	672	574	1,604
Change in unrealized loss (gain)	0	0	0	0
Realized loss reclassified to a deferred account	388	222	678	2,880
Realized gain (loss) reclassified to income statement	11	(176)	(594)	(3,766)
Ending balance,	$ 658	$ 718	$ 658	$ 718

Derivative and Hedging Instruments (Details-4) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Commodity Derivative Contracts [Member] Regulated Gas Revenues [Member]	Jun. 30, 2012 Commodity Derivative Contracts [Member] Regulated Gas Revenues [Member]	Jun. 30, 2013 Commodity Derivative Contracts [Member] Regulated Gas Revenues [Member]	Jun. 30, 2012 Commodity Derivative Contracts [Member] Regulated Gas Revenues [Member]	Jun. 30, 2013 Commodity Derivative Contracts [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2012 Commodity Derivative Contracts [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2013 Commodity Derivative Contracts [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2012 Commodity Derivative Contracts [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2013 Commodity Derivative Contracts [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2012 Commodity Derivative Contracts [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2013 Commodity Derivative Contracts [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2012 Commodity Derivative Contracts [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2013 Financial Transmission Rights [Member] Regulated Gas Revenues [Member]	Jun. 30, 2012 Financial Transmission Rights [Member] Regulated Gas Revenues [Member]	Jun. 30, 2013 Financial Transmission Rights [Member] Regulated Gas Revenues [Member]	Jun. 30, 2012 Financial Transmission Rights [Member] Regulated Gas Revenues [Member]	Jun. 30, 2013 Financial Transmission Rights [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2012 Financial Transmission Rights [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2013 Financial Transmission Rights [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2012 Financial Transmission Rights [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2013 Financial Transmission Rights [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2012 Financial Transmission Rights [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2013 Financial Transmission Rights [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2012 Financial Transmission Rights [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2013 Purchased Power Agreement [Member] Regulated Gas Revenues [Member]	Jun. 30, 2012 Purchased Power Agreement [Member] Regulated Gas Revenues [Member]	Jun. 30, 2013 Purchased Power Agreement [Member] Regulated Gas Revenues [Member]	Jun. 30, 2012 Purchased Power Agreement [Member] Regulated Gas Revenues [Member]	Jun. 30, 2013 Purchased Power Agreement [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2012 Purchased Power Agreement [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2013 Purchased Power Agreement [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2012 Purchased Power Agreement [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2013 Purchased Power Agreement [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2012 Purchased Power Agreement [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2013 Purchased Power Agreement [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2012 Purchased Power Agreement [Member] Cost Of Gas Sold Expense [Member]
Realized losses (gains) on income statement [Line Items]
Realized losses (gains) on income statement			$ 0	$ 0	$ 0	$ 0	$ (538,000)	$ 582,000	$ (516,000)	$ 2,510,000	$ 0	$ 0	$ 608,000	$ 3,090,000	$ 0	$ 0	$ 0	$ 0	$ (351,000)	$ 96,000	$ (509,000)	$ 162,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,075,000	$ 1,219,000	$ 2,353,000	$ 1,219,000	$ 0	$ 0	$ 0	$ 0
Derivative collateral required to be posted for ten-year PPA [Abstract]
Minimum collateral required	20,000,000
Maximum collateral required	40,000,000
Required collateral posted	0
Counterparties in net liability position [Abstract]
Counterparties in net liability position	$ 0	$ 0

Rate Matters (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013
Rate Proceedings [Abstract]
Authorized percentage increase (decrease) for electric	0.00%	3.80%	4.30%
Authorized rate increase (decrease) for electric		$ 14.9	$ 15.7
Authorized percentage increase (decrease) for gas	0.00%	1.00%	0.30%
Authorized rate increase (decrease) for gas		1.6	0.6
Fuel rules bandwidth		2.00%
Authorized return on common stock	10.30%	10.30%
Carrying cost on pre-construction costs - AFUDC rate	100.00%
Return of electric fuel credit	6.2
Fuel Rules [Abstract]
Electric fuel deferred costs upper threshold		102.00%
Electric fuel deferred costs lower threshold		98.00%
Increased (decreased) electric fuel costs deferred				$ 0.4

Fair Value of Financial Instruments (Details-1) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Carrying Amount [Member]	Dec. 31, 2012 Carrying Amount [Member]	Jun. 30, 2013 Fair Value [Member]	Dec. 31, 2012 Fair Value [Member]	Jun. 30, 2013 MGE [Member] Carrying Amount [Member]	Dec. 31, 2012 MGE [Member] Carrying Amount [Member]	Jun. 30, 2013 MGE [Member] Fair Value [Member]	Dec. 31, 2012 MGE [Member] Fair Value [Member]
Assets:
Cash and cash equivalents				$ 42,333	$ 46,357	$ 42,333	$ 46,357	$ 5,310	$ 6,350	$ 5,310	$ 6,350
Liabilities:
Short-term debt - commercial paper				14,000	0	14,000	0	14,000	0	14,000	0
Long-term debt				$ 360,472	$ 361,805	$ 401,854	$ 427,456	$ 360,472	$ 361,805	$ 401,854	$ 427,456
Fair Value Inputs Assets Quantitative Information [Line Items]
Basis adjustment - on peak	96.30%
Basis adjustment - off peak	95.70%
Counterparty fuel mix [Abstract]
Internal generation		70.00%	50.00%
Purchased power		50.00%	30.00%

Fair Value of Financial Instruments (Details-2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deferred compensation interest calculation [Abstract]
U.S Treasury Bills maturity	26
Increase compounded monthly	1.00%
Minimum annual rate	7.00%
Assets:
Exchange-traded investments	$ 553	$ 320
Total Assets	553	320
Liabilities:
Derivatives, net	66,649	72,329
Deferred compensation	2,174	2,010
Total liabilities	68,823	74,339
Level 1 [Member]
Assets:
Exchange-traded investments	553	320
Total Assets	553	320
Liabilities:
Derivatives, net	(207)	(17)
Deferred compensation	0	0
Total liabilities	(207)	(17)
Level 2 [Member]
Assets:
Exchange-traded investments	0	0
Total Assets	0	0
Liabilities:
Derivatives, net	0	0
Deferred compensation	2,174	2,010
Total liabilities	2,174	2,010
Level 3 [Member]
Assets:
Exchange-traded investments	0	0
Total Assets	0	0
Liabilities:
Derivatives, net	66,856	72,346
Deferred compensation	0	0
Total liabilities	66,856	72,346
MGE [Member]
Assets:
Exchange-traded investments	164	117
Total Assets	164	117
Liabilities:
Derivatives, net	66,649	72,329
Deferred compensation	2,174	2,010
Total liabilities	68,823	74,339
MGE [Member] | Level 1 [Member]
Assets:
Exchange-traded investments	164	117
Total Assets	164	117
Liabilities:
Derivatives, net	(207)	(17)
Deferred compensation	0	0
Total liabilities	(207)	(17)
MGE [Member] | Level 2 [Member]
Assets:
Exchange-traded investments	0	0
Total Assets	0	0
Liabilities:
Derivatives, net	0	0
Deferred compensation	2,174	2,010
Total liabilities	2,174	2,010
MGE [Member] | Level 3 [Member]
Assets:
Exchange-traded investments	0	0
Total Assets	0	0
Liabilities:
Derivatives, net	66,856	72,346
Deferred compensation	0	0
Total liabilities	$ 66,856	$ 72,346

Fair Value of Financial Instruments (Details-3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Changes in level 3 assets and liabilities measured at fair value on a recurring basis [Abstract]
Beginning balance,	$ (69,598)	$ (71,188)	$ (72,346)	$ (40,661)
Realized and unrealized gains (losses):
Included in regulatory liabilities (assets)	2,743	(8,392)	5,490	(38,919)
Included in other comprehensive income	0	0	0	0
Included in earnings	(44)	(1,726)	(1,351)	(3,228)
Included in current assets	(123)	(94)	(123)	(145)
Purchases	6,162	1,917	11,724	1,967
Sales	0	32	(2)	64
Issuances	0	0	0	0
Settlements	(5,996)	(129)	(10,248)	1,342
Transfers in or out of level 3	0	0	0	0
Ending balance,	(66,856)	(79,580)	(66,856)	(79,580)
Total gains (losses) included in earnings attributed to the change in unrealized gains (losses) related to assets and liabilities	0	0	0	0
Fair Value Assets And Liabilities Measured On Recurring Basis Gain Loss Included In Earnings [Line Items]
Realized and unrealized gains (losses) included in income for level 3 instruments.	(44)	(1,726)	(1,351)	(3,228)
Regulated Gas Revenues [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Gain Loss Included In Earnings [Line Items]
Realized and unrealized gains (losses) included in income for level 3 instruments.	0	0	0	0
Purchased Power Expense [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Gain Loss Included In Earnings [Line Items]
Realized and unrealized gains (losses) included in income for level 3 instruments.	(44)	(1,726)	(1,351)	(3,228)
Cost Of Gas Sold Expense [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Gain Loss Included In Earnings [Line Items]
Realized and unrealized gains (losses) included in income for level 3 instruments.	$ 0	$ 0	$ 0	$ 0

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Segment Reporting Information [Line Items]
Operating revenues	$ 128,288	$ 117,221	$ 295,525	$ 266,480
Interdepartmental revenues	0	0	0	0
Total operating revenues	128,288	117,221	295,525	266,480
Depreciation and amortization	(9,530)	(9,712)	(19,154)	(19,336)
Other operating expenses	(94,261)	(82,428)	(214,246)	(193,619)
Operating Income	24,497	25,081	62,125	53,525
Other (deductions) income, net	2,711	2,549	6,020	5,119
Interest (expense) income, net	(4,657)	(4,764)	(9,332)	(9,868)
Income before income taxes	22,551	22,866	58,813	48,776
Income tax provision	(8,660)	(8,596)	(22,338)	(18,458)
Net Income (Loss)	13,891	14,270	36,475	30,318
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	1,590,309		1,590,309		1,586,924
Capital Expenditures			63,137		98,435
Electric [Member]
Segment Reporting Information [Line Items]
Operating revenues	96,846	96,339	190,340	186,275
Interdepartmental revenues	129	119	238	228
Total operating revenues	96,975	96,458	190,578	186,503
Depreciation and amortization	(6,314)	(6,546)	(12,714)	(13,024)
Other operating expenses	(78,051)	(72,265)	(152,976)	(145,053)
Operating Income	12,610	17,647	24,888	28,426
Other (deductions) income, net	485	96	1,060	260
Interest (expense) income, net	(2,315)	(2,465)	(4,719)	(5,192)
Income before income taxes	10,780	15,278	21,229	23,494
Income tax provision	(3,694)	(5,642)	(7,127)	(8,427)
Net Income (Loss)	7,086	9,636	14,102	15,067
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	929,269		929,269		888,444
Capital Expenditures			55,074		81,965
Gas [Member]
Segment Reporting Information [Line Items]
Operating revenues	30,042	18,629	102,509	75,648
Interdepartmental revenues	2,816	3,077	7,692	6,063
Total operating revenues	32,858	21,706	110,201	81,711
Depreciation and amortization	(1,435)	(1,389)	(2,860)	(2,759)
Other operating expenses	(29,572)	(21,746)	(90,009)	(71,487)
Operating Income	1,851	(1,429)	17,332	7,465
Other (deductions) income, net	(185)	27	(23)	73
Interest (expense) income, net	(759)	(695)	(1,437)	(1,464)
Income before income taxes	907	(2,097)	15,872	6,074
Income tax provision	(606)	933	(6,595)	(2,305)
Net Income (Loss)	301	(1,164)	9,277	3,769
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	265,870		265,870		285,468
Capital Expenditures			5,908		13,812
Non Regulated Energy [Member]
Segment Reporting Information [Line Items]
Operating revenues	1,400	2,253	2,676	4,557
Interdepartmental revenues	10,691	8,677	21,264	17,353
Total operating revenues	12,091	10,930	23,940	21,910
Depreciation and amortization	(1,781)	(1,777)	(3,580)	(3,553)
Other operating expenses	(26)	(37)	(63)	(49)
Operating Income	10,284	9,116	20,297	18,308
Other (deductions) income, net	0	0	0	0
Interest (expense) income, net	(1,605)	(1,639)	(3,218)	(3,284)
Income before income taxes	8,679	7,477	17,079	15,024
Income tax provision	(3,483)	(3,001)	(6,740)	(6,030)
Net Income (Loss)	5,196	4,476	10,339	8,994
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	317,538		317,538		323,216
Capital Expenditures			2,155		2,658
Transmission Investment [Member]
Segment Reporting Information [Line Items]
Operating revenues	0	0	0	0
Interdepartmental revenues	0	0	0	0
Total operating revenues	0	0	0	0
Depreciation and amortization	0	0	0	0
Other operating expenses	0	0	0	0
Operating Income	0	0	0	0
Other (deductions) income, net	2,309	2,242	4,705	4,484
Interest (expense) income, net	0	0	0	0
Income before income taxes	2,309	2,242	4,705	4,484
Income tax provision	(927)	(900)	(1,898)	(1,810)
Net Income (Loss)	1,382	1,342	2,807	2,674
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	62,837		62,837		61,064
Capital Expenditures			0		0
All Others [Member]
Segment Reporting Information [Line Items]
Operating revenues	0	0	0	0
Interdepartmental revenues	0	0	0	0
Total operating revenues	0	0	0	0
Depreciation and amortization	0	0	0	0
Other operating expenses	(248)	(253)	(392)	(674)
Operating Income	(248)	(253)	(392)	(674)
Other (deductions) income, net	102	184	278	302
Interest (expense) income, net	22	35	42	72
Income before income taxes	(124)	(34)	(72)	(300)
Income tax provision	50	14	22	114
Net Income (Loss)	(74)	(20)	(50)	(186)
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	412,833		412,833		413,291
Capital Expenditures			0		0
Consolidation Elimination Entries [Member]
Segment Reporting Information [Line Items]
Operating revenues	0	0	0	0
Interdepartmental revenues	(13,636)	(11,873)	(29,194)	(23,644)
Total operating revenues	(13,636)	(11,873)	(29,194)	(23,644)
Depreciation and amortization	0	0	0	0
Other operating expenses	13,636	11,873	29,194	23,644
Operating Income	0	0	0	0
Other (deductions) income, net	0	0	0	0
Interest (expense) income, net	0	0	0	0
Income before income taxes	0	0	0	0
Income tax provision	0	0	0	0
Net Income (Loss)	0	0	0	0
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	(411,759)		(411,759)		(403,118)
Capital Expenditures			0		0
Assets Not Allocated [Member]
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	13,721		13,721		18,559
Capital Expenditures			0		0
MGE [Member]
Segment Reporting Information [Line Items]
Operating revenues	128,288	117,221	295,525	266,480
Interdepartmental revenues	0	0	0	0
Total operating revenues	128,288	117,221	295,525	266,480
Depreciation and amortization	(9,530)	(9,712)	(19,154)	(19,336)
Other operating expenses	(101,582)	(89,811)	(234,292)	(209,550)
Operating Income	17,176	17,698	42,079	37,594
Other (deductions) income, net	1,468	1,391	3,820	2,850
Interest (expense) income, net	(4,679)	(4,799)	(9,374)	(9,940)
Income tax provision	(7,569)	(7,635)	(20,439)	(16,604)
Net Income Including Noncontrolling Interest	13,965	14,290	36,525	30,504
Less Net Income Attributable to Noncontrolling Interest, net of tax	(6,860)	(6,080)	(13,686)	(12,152)
Net Income (Loss)	7,105	8,210	22,839	18,352
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	1,559,441		1,559,441		1,553,651
Capital Expenditures			63,137		98,435
MGE [Member] | Electric [Member]
Segment Reporting Information [Line Items]
Operating revenues	96,846	96,339	190,340	186,275
Interdepartmental revenues	129	119	238	228
Total operating revenues	96,975	96,458	190,578	186,503
Depreciation and amortization	(6,314)	(6,546)	(12,714)	(13,024)
Other operating expenses	(81,579)	(77,849)	(160,085)	(153,357)
Operating Income	9,082	12,063	17,779	20,122
Other (deductions) income, net	319	38	1,042	137
Interest (expense) income, net	(2,315)	(2,465)	(4,719)	(5,192)
Net Income Including Noncontrolling Interest	7,086	9,636	14,102	15,067
Less Net Income Attributable to Noncontrolling Interest, net of tax	0	0	0	0
Net Income (Loss)	7,086	9,636	14,102	15,067
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	929,269		929,269		888,444
Capital Expenditures			55,074		81,965
MGE [Member] | Gas [Member]
Segment Reporting Information [Line Items]
Operating revenues	30,042	18,629	102,509	75,648
Interdepartmental revenues	2,816	3,077	7,692	6,063
Total operating revenues	32,858	21,706	110,201	81,711
Depreciation and amortization	(1,435)	(1,389)	(2,860)	(2,759)
Other operating expenses	(30,130)	(20,797)	(96,598)	(73,758)
Operating Income	1,293	(480)	10,743	5,194
Other (deductions) income, net	(233)	11	(29)	39
Interest (expense) income, net	(759)	(695)	(1,437)	(1,464)
Net Income Including Noncontrolling Interest	301	(1,164)	9,277	3,769
Less Net Income Attributable to Noncontrolling Interest, net of tax	0	0	0	0
Net Income (Loss)	301	(1,164)	9,277	3,769
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	265,870		265,870		285,468
Capital Expenditures			5,908		13,812
MGE [Member] | Non Regulated Energy [Member]
Segment Reporting Information [Line Items]
Operating revenues	1,400	2,253	2,676	4,557
Interdepartmental revenues	10,691	8,677	21,264	17,353
Total operating revenues	12,091	10,930	23,940	21,910
Depreciation and amortization	(1,781)	(1,777)	(3,580)	(3,553)
Other operating expenses	(3,509)	(3,038)	(6,803)	(6,079)
Operating Income	6,801	6,115	13,557	12,278
Other (deductions) income, net	0	0	0	0
Interest (expense) income, net	(1,605)	(1,639)	(3,218)	(3,284)
Net Income Including Noncontrolling Interest	5,196	4,476	10,339	8,994
Less Net Income Attributable to Noncontrolling Interest, net of tax	0	0	0	0
Net Income (Loss)	5,196	4,476	10,339	8,994
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	317,488		317,488		323,166
Capital Expenditures			2,155		2,658
MGE [Member] | Transmission Investment [Member]
Segment Reporting Information [Line Items]
Operating revenues	0	0	0	0
Interdepartmental revenues	0	0	0	0
Total operating revenues	0	0	0	0
Depreciation and amortization	0	0	0	0
Other operating expenses	0	0	0	0
Operating Income	0	0	0	0
Other (deductions) income, net	1,382	1,342	2,807	2,674
Interest (expense) income, net	0	0	0	0
Net Income Including Noncontrolling Interest	1,382	1,342	2,807	2,674
Less Net Income Attributable to Noncontrolling Interest, net of tax	0	0	0	0
Net Income (Loss)	1,382	1,342	2,807	2,674
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	62,837		62,837		61,064
Capital Expenditures			0		0
MGE [Member] | Consolidation Elimination Entries [Member]
Segment Reporting Information [Line Items]
Operating revenues	0	0	0	0
Interdepartmental revenues	(13,636)	(11,873)	(29,194)	(23,644)
Total operating revenues	(13,636)	(11,873)	(29,194)	(23,644)
Depreciation and amortization	0	0	0	0
Other operating expenses	13,636	11,873	29,194	23,644
Operating Income	0	0	0	0
Other (deductions) income, net	0	0	0	0
Interest (expense) income, net	0	0	0	0
Net Income Including Noncontrolling Interest	0	0	0	0
Less Net Income Attributable to Noncontrolling Interest, net of tax	(6,860)	(6,080)	(13,686)	(12,152)
Net Income (Loss)	(6,860)	(6,080)	(13,686)	(12,152)
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	(29,744)		(29,744)		(23,050)
Capital Expenditures			0		0
MGE [Member] | Assets Not Allocated [Member]
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	13,721		13,721		18,559
Capital Expenditures			$ 0		$ 0